As filed with the Securities and Exchange Commission on November 22, 2000
                           Registration No. 33-54126;
                                    811-7332

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 24
                                       and
      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                          Amendment No. 28
                        (Check appropriate box or boxes)
                            ------------------------

                      BARCLAYS GLOBAL INVESTORS FUNDS, INC.
               (Exact Name of Registrant as specified in Charter)
                                111 Center Street
                           Little Rock, Arkansas 72201
          (Address of Principal Executive Offices, including Zip Code)

       Registrant's telephone number, including area code: (800) 643-9691

                              Richard H. Blank, Jr.
                                c/o Stephens Inc.
                                111 Center Street
                           Little Rock, Arkansas 72201
                     (Name and Address of Agent for Service)

                                 With a copy to:
                             Robert M. Kurucza, Esq.
                             Marco E. Adelfio, Esq.
                             Morrison & Foerster LLP
                         2000 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20006

It is proposed that this filing will become effective (check appropriate box):

______Immediately upon filing pursuant       ______on _________ pursuant
      to Rule 485(b), or                           to Rule 485(b)

______60 days after filing pursuant          ______on _________ pursuant
      to Rule 485(a)(1), or                        to Rule 485(a)(1)

___X__75 days after filing pursuant          ______on _________ pursuant
      to Rule 485(a)(2), or                        to Rule 485(a)(2)

If appropriate, check the following box:

______this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              Cross Reference Sheet



Form N-1A Item Number

Part A                Prospectus Captions

    1                 Cover page
                      Back cover
    2                 Investment Objective
                      Principal Investment Strategy
                      Principal Risks of Investing in the Fund
                      Performance Information
    3                 Fees and Expenses
    4                 A Further Discussion of the Investment Objective
                      A Further Discussion of Risk
    5                 Not Applicable
    6                 Management
    7                 Shareholder Information
    8                 Shareholder Information
    9                 Financial Highlights

 Part B               Statement of Additional Information Captions

  10                  Cover Page
                      Table of Contents
  11                  Description of the Company and the Fund
  12                  Description of the Company and the Fund
                      Investment Strategies and Risks
  13                  Management
  14                  Control Persons and Principal Holders of Securities
  15                  Investment Adviser and Other Service Providers
  16                  Investment Adviser and Other Service Providers
  17                  Capital Stock
  18                  Determination of Net Asset Value
                      Purchase, Redemption and Pricing of Shares
  19                  Dividends, Distributions and Taxes
  20                  Investment Adviser and Other Service Providers
  21                  Performance Information
  22                  Financial Statements

 Part C               General Information

  23-30 Information required to be included in Part C is set forth under the appropriate Item, so numbered,in Part C of this Document.

                                EXPLANATORY NOTE

              This Post-Effective Amendment No. 24 (the "Amendment") to the Registration Statement of Barclays Global Investors Funds, Inc. (the "Company") is being filed to add to the Company's Registration Statement the new Motley Fool 50 Index Fund.

Motley Fool 50 Index Fund
Barclays Global Investors Funds, Inc.

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

                                   Prospectus
                             [_______________], 2001

        The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

                                                              Table of Contents
Details on the Fund                 Description of the Fund.................................................  1

                                    Investment Objective....................................................  1
                                    Principal Investment Strategy...........................................  1
                                    Principal Risks of Investing in the Fund................................  1
                                    Who May Want to Invest in the Fund......................................  2
                                    Performance Information.................................................  2
                                    Fees and Expenses.......................................................  2
                                             Example........................................................  3
                                    A Further Discussion of the Investment Objective........................  3
                                             Replication....................................................  3
                                             Correlation....................................................  3
                                             Industry Concentration Policy..................................  3
                                    Indexing................................................................  4
                                             The Underlying Index...........................................  4
                                    A Further Discussion of Risk............................................  5
                                             Market Risk....................................................  5
                                             Asset Class Risk...............................................  5
                                             Passive Investment.............................................  5
                                             Tracking Error Risk............................................  5
                                             Concentration..................................................  5
                                             Derivatives....................................................  5

Details on Management               Management..............................................................  6
and Operations
                                    Investment Advisor......................................................  6
                                    Co-Administrators.......................................................  6
                                    Custodian, Transfer Agent, Dividend Disbursing Agent and Securities
                                    Lending Agent...........................................................  7


                                    Shareholder Information.................................................  7

                                    Who is Eligible to Invest...............................................  7
                                    Calculating the Fund's Share Price......................................  7
                                    Dividends and Distributions.............................................  8
                                    Taxes   8

                                    Disclaimers............................................................  10


Description of the Fund

Investment Objective

The Motley Fool 50 Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of The Motley Fool 50 Index (the "Underlying Index" or the "Fool 50").1

Principal Investment Strategy

The Fund pursues its objective by investing in all of the securities that make up the Underlying Index and by investing in these securities in proportions that match their index weights. Neither The Motley Fool nor the Fund's investment adviser selects stocks for inclusion in the Underlying Index or the Fund based on their investment merits or potential for appreciation. The Board of Directors of Barclays Global Investors Funds, Inc. (the "Company"), has the authority to change the Fund's objective without shareholder approval.

Principal Risks of Investing in the Fund

The value of your investment in this Fund is based on the price of the stocks in which the Fund invests. As with any investment, your investment in the Fund could lose money or the Fund's performance could trail that of other alternative investments. The Fund is subject to the principal risks described below.

|X| Prices of the stocks in which this Fund invests may decline.

|X|As with all mutual funds, the Fund must maintain cash balances to meet redemption requests; this may lower overall Fund performance.

|X|The stocks in the Underlying Index may underperform relative to fixed income investments and other markets, segments and sectors of the stock market.

|X|No attempt is made to individually select stocks because the Fund is managed by determining which securities are to be purchased or sold to replicate, to the extent feasible, the Underlying Index.

Investments in the Fund are not bank deposits or obligations of Barclays Global Fund Advisors ("BGFA") or Barclays Global Investors, N.A. ("BGI") or their affiliates. They are not guaranteed or endorsed by the Federal Deposit Insurance Corporation or any other government agency.

Who May Want to Invest in the Fund

The Fund is designed for investors who:

         |X| desire a convenient and cost-effective way to invest in a portfolio that generally reflects the performance of a portion of the large-cap segment of the stock market; and

         |X|   are willing to accept a moderate to high degree of risk.

The Fund is not designed for investors who:

         |X|   need steady income and stability of principal;

         |X|   are unwilling to take greater risk for long-term goals; and

         |X|   who need investments that provide tax-free income.

The  Fund  does  not  by  itself  constitute  a  balanced   investment  program.
Diversifying your investments by buying shares in other mutual funds may improve your long-term return as well as reduce short-term volatility.

Performance Information

As of the date of this Prospectus, the Fund has been in operation for less than one full calendar year and therefore does not report its annual total returns in a bar chart or its average annual total returns in a table.

Fees and Expenses

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. The expenses are deducted from Fund assets, which means you pay them indirectly.

         Shareholder Fees
                (fees paid directly from your investment)                  None

         Annual Fund Operating Expenses
         .........         (expenses that are deducted from the Fund's assets)
         .........         Management Fee                                  ____%
         .........         Distribution and Service (12b-1) Fees            None
         .........         Other Expenses                                  ____%

--------------------------------------------------------------------------------
         Total Annual Fund Operating Expenses                              ____%
--------------------------------------------------------------------------------


Example

This Example is intended to help you compare the cost of investing in the Motley Fool 50 Index Fund with the cost of investing in other funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on the assumptions, your costs would be:

                                          1 Year       3 Years

                                          $            $


A Further Discussion of the Investment Objective

The Fund will invest at least 90% of its total assets in the stocks of the Underlying Index. The Fund may hold up to 10% of its total assets in stocks not included in the Underlying Index. For example, BGFA may invest in stocks not included in the Underlying Index in order to reflect various corporate actions (such as mergers) and other changes in the Underlying Index (such as reconstitutions, additions and deletions). In addition, as long as the Fund invests at least 90% of its total assets in the stocks of the Underlying Index, it may invest its other assets in futures contracts, options on futures contracts, options, and swaps related to the Underlying Index, as well as cash and cash equivalents.

Replication. The Fund uses a replication strategy to track the Fool 50. This means that the Fund invests in substantially all of the stocks in the Fool 50 in approximately the same proportions as such stocks are weighted in the Fool 50.

Correlation. An index is a theoretical financial calculation while the Fund is an actual investment portfolio. The performance of the Fund and the Underlying Index will vary somewhat due to transaction costs, corporate actions (such as mergers and spin-offs) and timing variances.

BGFA expects that, over time, the correlation between the Fund's performance and that of the Underlying Index, before fees and expenses, will be 95% or better. A figure of 100% would indicate perfect correlation. The difference between 100% and the actual correlation is called "tracking error."

Industry Concentration Policy. The Fund will not concentrate its investments (i.e., hold 25% or more of its total assets in the stocks of a particular industry or group of industries), except that the Fund will concentrate to approximately the same extent that the Underlying Index concentrates in the stocks of such particular industry or group of industries. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), repurchase agreements collateralized by U.S. Government securities, and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

Indexing

The Fund is an "index fund" that seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of The Motley Fool 50 Index -- the Fool 50. BGFA, the advisor to the Fund, is a subsidiary of BGI.

An index is a group of stocks that an index provider selects as representative of a market, market segment or specific industry sector. The index provider -- in the case of the Motley Fool 50 Index Fund, The Motley Fool -- determines the relative weightings of the stocks in the index and publishes information regarding the market value of the index. BGFA and its affiliates are not affiliated with the index provider. The Fool 50 is a relatively new index, having been created in January 2000.

The Underlying Index. The Fool 50 seeks to represent the performance of certain key sectors of the global marketplace. It consists of 50 large companies whose businesses or business practices reflect innovation, global reach, industry leadership, strategic vision and effective marketing. All companies with a market capitalization in excess of $4 billion and whose stock trades on one of the three major U.S. exchanges (i.e., New York Stock Exchange, American Stock Exchange or the Nasdaq) are eligible for inclusion in the Fool 50.

Each company on the Fool 50 is assigned a market cap and then ordered from smallest to highest and ranked 1 to 50. The 10th and 30th companies are noted. For every company, all dollars of market cap below the level of the 10th company is doubled. For every company bigger than the 30th company, each dollar ABOVE the level of that company's market cap will be multiplied by 0.2. This gives the smaller companies some additional weight and reduces the weighting of the largest companies. Accordingly, the Fool 50 is mostly, but not completely, capitalization weighted.

As of September 15, 2000, the three largest stock holdings included in the Fool 50 were General Electric Company, Cisco Systems, Inc. and Intel Corporation (which comprised 3.79%, 3.43% and 3.27%, respectively, of its market capitalization).

BGFA uses a "passive" or indexing approach to try to achieve the Fund's investment objective. Unlike many investment companies, the Fund does not try to "beat" the markets it tracks and does not seek temporary defensive positions when markets decline or appear overvalued. BGFA does not make any judgments about the investment merit of a particular stock, nor does it attempt to apply any economic, financial or market analysis.

Indexing may reduce some of the risks of active management, such as poor stock selection. Indexing may also help increase after-tax performance by keeping portfolio turnover low in comparison to actively managed investment companies.

A Further Discussion of Risk

In addition to the principal risks of investing described above under Principal Risks of Investing in the Fund, the Fund has the following additional risks.

Market Risk. The Fund's net asset value ("NAV") will react to securities markets movements. You could lose money over short periods due to fluctuation in the Fund's NAV in response to market movements, and over longer periods during market downturns.

Asset Class Risk. The returns from the types of securities in which the Fund invests may underperform returns from other or broader securities markets or different asset classes. Different types of securities tend to go through cycles of out-performance and underperformance in comparison to the general securities markets.

New Index. Because the Fool 50 was created only recently, there is limited information available to determine whether it will reflect the performance of the sectors it is designed to reflect. The Motley Fool had adopted policies that are designed to minimize changes to the Underlying Index, which could prolong any failure to reflect such sectors.

Passive Investment. The Fund is not actively managed. The Fund may be affected by a general decline in the market segments relating to the Underlying Index. The Fund invests in the securities included in the Underlying Index regardless of their investment merit. The Motley Fool is not an investment adviser and is not selecting stocks for inclusion in the Fool 50 based on their investment merits. The Fund's investment adviser, BGFA, does not attempt to individually select stocks or to take defensive positions in declining markets.

Tracking Error Risk. Factors such as the fees and expenses of the Fund, imperfect correlation between the Fund's stocks and those in the Underlying Index, rounding of share prices, changes to the Underlying Index and regulatory policies may affect BGFA's ability to achieve close correlation with the Underlying Index. The Fund's returns may therefore deviate from those of the Underlying Index.

Concentration. If the Underlying Index concentrates in a particular industry or group of industries, the Fund may be adversely affected by the performance of those stocks and be subject to price volatility. In addition, if the Fund concentrates in a single industry or group of industries, it may be more susceptible to any single economic, market, political or regulatory occurrence.

Derivatives. A derivative is a financial contract the value of which depends on, or is derived from, the value of an underlying asset such as a security or an index. The Fund may invest in stock index future contracts and other derivatives, primarily for the purpose of minimizing the Fund's tracking error. Currently, there is no futures contract that replicates the Fool 50, so the performance of any futures contract is likely to deviate from the Underlying Index. Accordingly, this strategy may not reduce the tracking error and could even increase it.

Management

Investment Advisor

As investment advisor, BGFA provides investment guidance and policy direction for the Fund and manages the investment of its assets. Unlike many traditional actively managed investment funds, there is no single portfolio manager who makes investment decisions for the Fund. Instead, the Fund tracks the Underlying Index. The process reflects BGFA's commitment to an objective and consistent investment management structure.


BGFA will receive an annual advisory fee from the Fund of ____% of the Fund's average daily net assets. BGFA is located at 45 Fremont Street, San Francisco, CA 94105. It is a wholly-owned subsidiary of BGI, which in turn is an indirect subsidiary of Barclays Bank PLC. BGI, together with its affiliates has more institutional investment assets under management than any other investment advisor in the world. As of December 31, 2000, BGI and its affiliates, including BGFA, provided investment advisory services for assets in excess of $___ billion. BGI, BGFA, Barclays Global Investor Services, Barclays Bank PLC and their affiliates deal, trade and invest for their own accounts in the types of securities in which the Fund portfolios may also invest.

Co-Administrators

The Fund's co-administrators, BGI and Stephens, a full-service broker/dealer, provide services related to:

|X| management of the Fund's non-investment operations

|X| preparation of reports for the Fund's Board of Directors

|X| preparation of reports required by the Securities and Exchange Commission and required filings with state securities commissions

|X| preparation of proxy statements and shareholder reports

BGI and Stephens are entitled to receive a combined annual co-admininstration fee from the Fund of ____% the Fund's average daily net assets. In return for this fee BGI and Stephens have also agreed to absorb all expenses of the Fund other than the investment advisory fee, extraordinary expenses, brokerage and other expenses relating to the execution of portfolio transactions and certain expenses that are borne by the Fund.

Custodian, Transfer Agent, Dividend Disbursing Agent and Securities Lending
Agent

Investors Bank & Trust Company ("IBT") is the custodian, transfer agent, dividend disbursing agent and securities lending agent for the Fund.

Shareholder Information


Who is Eligible to Invest

To be eligible to purchase Fund shares, you must:

|X| invest through an employer-sponsored or individual retirement savings plan,

|X| invest the proceeds rolled over from such plan into an Individual Retirement Account,

|X| maintain an account with BGI or one of the Funds' shareholder servicing agents authorized to sell and service Fund shares, or

|X|  invest a minimum of $1 million directly through BGI.

The Fund has appointed shareholder servicing agents to service individual Fund accounts. In addition to buying and selling shares on behalf of eligible investors, shareholder servicing agents may answer shareholder inquiries, keep records, and provide reports on the status of individual accounts. The Fund does not charge extra for these services, but compensates shareholder servicing agents as part of its operating expenses. Shareholder servicing agents may assess fees directly to their customers for certain services relating to the purchase, redemption or holding of Fund shares.

Calculating the Fund's Share Price

IBT calculates the Fund's share price (also know as the Fund's NAV) at the close of regular trading (normally 4 p.m. Eastern time) every day the New York Stock Exchange is open. The formula calls for deducting all of the Fund's liabilities from the total value of its assets--the market value of the securities it holds, plus cash reserves--and dividing the result by the number of shares outstanding. IBT values the securities at their current market prices. If such prices are not readily available, IBT uses estimates of the securities' fair value in accordance with guidelines approved by the Company's Board of Directors.

The price at which a purchase or redemption is made is based on the next calculation of net asset value after the order is received in proper form. An exchange of the Fund's shares for shares of another BGI Fund will be treated as a sale of the Fund's shares and any gain on the transaction may be subject to federal income tax.

Dividends and Distributions

The Fund pays out dividends to investors at least annually and may pay them on a more frequent basis. The Fund distributes its net capital gains, if any, to investors annually. Dividends and distributions payable to investors will be automatically reinvested in additional shares of the Fund, unless an investor requests payment in cash.

Taxes

As with all mutual funds, you may be required to pay taxes on the Fund's net investment income and capital gains through distribution of such income and gains by the Fund to its shareholders. You will owe the taxes whether you choose to receive distributions in cash or have them automatically reinvested in Fund Shares.

The amount of taxes you owe on your share of Fund income and gains will vary from year to year, based on the amount of dividends of net investment income and capital gain distributions the Fund pays out and your tax rate. Normally, dividends and distributions are taxable to you when paid. However, when dividends and distributions are declared in the last three months of a year and paid in January of the next year, they are taxable as if paid on December 31 of the prior year.

Dividends and capital gain distributions usually create the following tax liability:

   TRANSACTION                                           TAX STATUS

   Income dividends                                     Ordinary income
   Short-term capital gain distribution                 Ordinary income
   Long-term capital gain distribution                  Capital gain

A portion of dividends paid to corporate shareholders of the Fund may qualify for the dividends-received deduction available to corporations.

In addition, if you sell or exchange your Fund shares you may have a taxable gain or loss, depending on what you paid for your shares and what you receive for them (or are treated as receiving in the case of exchanges).

   TRANSACTION                                        TAX STATUS

   You sell shares owned for more than one year Long-term capital gain or loss You sell shares owned for one year or less Short-term capital gain or loss

If you buy Fund shares shortly before the Fund makes a distribution, you will, in effect, receive part of your purchase price back in the distribution, which is subject to tax. Similarly, if the Fund holds appreciated securities when you buy shares of the Fund, you will, in effect, receive part of your purchase price back in a taxable distribution if and when the Fund sells the securities and realizes gain on the sale. Because it is an index Fund, the Fund has the potential to build up high levels of unrealized appreciation in their investments.

After December 31 of a year, the Fund will send you a notice that tells you how much you've received in dividends and distributions during the year and their federal tax status. You could also be subject to foreign, state and local taxes on such dividends and distributions.

The Fund is required to withhold 31% as "backup withholding" on any payments to you by the Fund (including amounts deemed paid in the case of exchanges) if you haven't given us a correct Taxpayer Identification Number (TIN) and certified that the TIN is correct and withholding doesn't apply, the Internal Revenue Service (IRS) notifies the Funds that your TIN given to us is incorrect or the IRS informs us that you are otherwise subject to backup withholding. You may also be subject to IRS penalties if you give us an incorrect TIN. Any amounts withheld can be applied against your federal income tax liability.

In general, the Funds are also required to withhold 30% from dividends paid to foreign shareholders.

Tax  considerations  for  tax-deferred  accounts,   such  as  benefit  plans  or
non-taxable entities, will be different.

Because each investor's tax circumstances are unique and because tax laws are subject to change, we recommend that you consult your tax advisor about your investment.

Disclaimers

BGFA does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein and BGFA shall have no liability for any errors, omissions, or interruptions therein.

BGFA makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund, or any other person or entity from the use of the Underlying Index or any data included therein. BGFA makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall BGFA have any liability for any special, punitive, direct, indirect, or consequential damages (including lost profits), even if notified of the possibility of such damages.

For more detailed information on the Motley Fool 50 Index Fund, you may request a copy of the Statement of Additional Information ("SAI").

The SAI provides detailed information on the Fund. BGFA has electronically filed the SAI, dated _____________, 2001, with the Securities and Exchange Commission. It is incorporated by reference into this Prospectus and is legally part of this Prospectus.

The Barclays Global Investors Funds "Shareholder Guide," also incorporated by reference into this prospectus, provides information on how to buy and sell shares of the Fund.

If you have questions about the Fund or you wish to obtain the SAI free of charge, please:

         Call:      1-888-204-3956
                    Monday through Friday
                    8:30 a.m. to 5:00 p.m. (Eastern time)

         Write:   Barclays Global Investors Funds, Inc.
                    c/o Investors Bank & Trust Co.
                    P.O. Box 9130
                    Mail Code MFD23
                    Boston, MA 02117-9130

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Information about the Fund is available on the EDGAR Database on the Commission's Internet site at www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:

publicinfo@sec.gov, or by writing the Commission's Public Reference Section,
                                      Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about the Fund that is not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Investment Company Act File No. 811-7332

Information designed to help
you manage your Barclays
Global Investors Funds
Investment


Shareholder Guide

The information disclosed is part of, and incorporated by reference into, the prospectuses dated July 1, 2000 for the LifePath, Index, Asset Allocation and Money Market Funds.


                                           BARCLAYS GLOBAL INVESTORS FUNDS, INC.


Owning Shares

          Who is eligible


IF YOU ARE A                  SPECIAL REQUIREMENTS                              INVESTOR'S PRIMARY CONTACT

Participant in an             Plans must have appointed a shareholder           Employer's benefits or human resources
employer-sponsored            servicing agent as Plan Trustee or Plan           department
benefit plan                  Administrator

Other tax-deferred            IRA, Keogh or other individual retirement         Shareholder servicing agent
investor                      plan maintained with a shareholder
                              servicing agent that offers the Funds

Other qualified buyer         Maintain an account with a shareholder            Shareholder servicing agent
through agent                 servicing agent that offers BGI Funds

Direct buyer

Make  prior  arrangements  with BGI and The
                              Funds' Transfer Agent, Investors Bank invest at least $1 million (may be waived & Trust (IBT) in certain cases)



     Please Note

 .    The Funds have no  investment  minimums  (except as  indicated in the table above).

 .    Shareholder  servicing  agents  may have  investment  minimums  or  account balance requirements that differ from those of the Funds.

 .    The Funds'  Transfer Agent must receive a completed  application  before it can open a direct account.

 .    Federal regulations require you to furnish a valid taxpayer  identification number when you open your account.

BARCLAYS GLOBAL INVESTORS FUNDS, INC.


Buying Shares

          How to buy shares



IF YOU ARE A               INVEST THROUGH

Plan participant*          Payroll  deductions  or  make a  direct
                           contribution  by rolling  over an amount from another
                           401(k)   plan  or   from  a   rollover   IRA.   (Make
                           arrangements through your employer.)

Tax-deferred investor      A shareholder servicing agent as provided in your
                           benefit plan documents*

Qualified buyer            An account set up with your shareholder servicing
                           agent

Direct buyer               The Funds' Transfer Agent (IBT)


*Your shareholder servicing agent is responsible for supplying plan documents itemizing account maintenance fees and describing the amount and nature of the investments allowed by law.

   Please Note

 . You must submit your purchase order by the close of regular trading on the New York Stock Exchange (4pm Eastern time) to purchase shares at that day's net asset value.

 . Your shareholder servicing agent is responsible for transmitting your purchase order and may impose an earlier deadline.

 . If you are a direct buyer and your check bounces, the Funds reserve the right to cancel the purchase and hold you responsible for any losses or fees.

 .  The Funds reserve the right to suspend the  availability  of any Fund shares.
   They also have the right to reject any purchase order.

 . The Funds do not issue share certificates.

 . Direct buyers can add to their Fund account by telephoned wire instructions or through the mail.

   - To invest by wire, just check that option on your account application when you open your account. If you already have an account, call the toll-free number to receive a bank-by-wire application.

   - To invest by mail, make your check payable to the Fund of your choice. Please include the Fund number and account number on your check. You will find them on your monthly statements.


Selling Shares

          How to sell shares



IF YOU ARE A            RESTRICTIONS*

Plan participant        Contact your Plan Sponsor or shareholder servicing agent

Tax-deferred investor   Contact your Plan Sponsor or shareholder servicing agent

Qualified buyer         Contact your shareholder servicing agent

Direct buyer            See information below


*Under certain circumstances, the Funds reserve the right to send your sale proceeds in the form of securities from their Master Portfolio.

   Sales Instructions for Direct Buyers

   By Phone

 . Call the toll-free number any business day between 8am and 4pm, Eastern time.

 . The Funds' Transfer Agent, IBT, will employ procedures designed to confirm that your order is valid, but neither IBT nor the Funds may be held liable for acting on telephone instructions IBT reasonably believes to be valid.

   By Mail

 . Indicate the dollar amount you wish to receive or the number of shares you wish to sell in your sales order.

 . Include your fund, account and taxpayer identification numbers.

 . All account signatories must sign the order.

   Please Note

 . When a direct buyer purchases Fund shares and then quickly sells, the Funds may delay the payment of proceeds up to ten days to ensure that purchase checks have cleared.

 . Direct buyers can ask IBT to wire proceeds directly to their designated bank account.*

*If you direct the sale's proceeds to someone other than your account's owner of record, to an address other than your account's address of record or to a bank not designated previously, you must make your request in writing and include a signature guarantee to help prevent fraud. You can obtain a signature guarantee from most banks and securities dealers. A signature guarantee is not a notarized signature.


Managing Your Barclays Global
Investors Funds Investment

  Important facts about Barclays Global Investors (BGI) Funds

  Contacting BGI Funds
  By Telephone
  Call 1 888 204 3956, toll-free, Monday through Friday 8am to 4pm (Eastern time).

  By Mail
  Send your correspondence to:
  BGI Funds
  c/o Investors Bank & Trust Co.
  PO Box 9130
  Mail Code MFD 23
  Boston, MA 02117-9130


  Exchanging Shares

  The Funds allow investors to exchange shares free of charge between BGI Funds. Before buying shares through an exchange, you should obtain a copy of that Fund's prospectus and read it carefully. Prospectuses may be obtained by calling the toll-free number listed above.

  The Funds may limit the number of times you may exchange shares if they believe doing so is in the best interest of other Fund shareholders. They may also modify or terminate this exchange privilege by giving 60 days' written notice.


  Transaction Terms

 . You may buy or sell Fund shares at any time without paying a sales charge.

 . You may buy or sell Fund  shares on any  business  day that the New York Stock
  Exchange (NYSE) is open.

 . You must submit  your sales order by the close of regular  trading on the NYSE
  (4pm Eastern time) to receive that day's net asset value.

 . Your shareholder servicing agent is responsible for transmitting your sales order and may impose an earlier deadline.

 . The Funds generally remit the proceeds from a sale the next business day after receiving a properly executed order and no longer than seven business days after the sale.


The BGI Funds

LifePath Funds The first mutual funds designed to provide comprehensive asset allocation strategies that adjust over time for the individual investor

LifePath Income
LifePath 2010
LifePath 2020
LifePath 2030
LifePath 2040

Index and Allocation Funds
A pioneer in asset allocation and index investing since 1971

Index Funds
 Bond Index Fund
 Motley Fool 50 Index Fund
 S&P 500 Stock Fund

Allocation Fund
 Asset Allocation Fund

Money Market Fund
Institutional Money Market Fund
Providing income and preserving capital

                                           BARCLAYS GLOBAL INVESTORS FUNDS, INC.

Barclays Global Investors Funds, Inc.
Statement of Additional Information
         for the Motley Fool 50 Index Fund




























                            Dated [___________], 2001

This Statement of Additional Information is not a Prospectus. It should be read in conjunction with the Prospectus dated [____________], 2001 (the "Prospectus") for the Motley Fool 50 Index Fund, as it may be revised from time to time. Capitalized terms used herein that are not defined have the same meaning as in the Prospectus, unless otherwise noted. A copy of the Prospectus may be obtained without charge by writing Barclays Global Investors Funds, Inc., c/o Investors Bank & Trust Co., -- Transfer Agent, P.O. Box 9130, Mail Code MFD23, Boston, MA 02117-9130, or by calling 1-888-204-3956.

                                Table of Contents
General Description of the Company and the Fund..............................................................     1
Investment Strategies and Risks..............................................................................     1
            Loans of Portfolio Securities....................................................................     2
            Repurchase Agreements............................................................................     2
            Reverse Repurchase Agreements....................................................................     3
            Currency Transactions............................................................................     3
            Money Market Instruments.........................................................................     4
            Foreign Securities...............................................................................     4
            Investment Companies, REITs......................................................................     4
            Illiquid Securities..............................................................................     4
            Futures and Options..............................................................................     5
            Options on Futures Contracts.....................................................................     6
            Restrictions on the Use of Futures Contracts and Options on
            Futures Contracts................................................................................     6
            Swap Agreements..................................................................................     6
            Future Developments..............................................................................     7
            General Considerations and Risks.................................................................     7
            Risks of Futures and Options Transactions........................................................     8
            Risks of Swap Agreements.........................................................................     9
Investment Limitations.......................................................................................     9
            Fundamental Investment Restrictions..............................................................     9
            Non-Fundamental Investment Restrictions .........................................................    10
Management...................................................................................................    12
            Directors and Officers...........................................................................    12
            Compensation Table...............................................................................    13
            Control Persons and Principal Holders of Securities..............................................    13
            Investment Advisor...............................................................................    13
            Advisory Fees....................................................................................    14
            Co-Administrators................................................................................    14
            Shareholder Servicing Plan.......................................................................    14
            Shareholder Servicing Agents.....................................................................    15
            Distributor......................................................................................    15
            Custodian........................................................................................    16
            Transfer, Dividend Disbursing and Securities Lending Agent.......................................    16
            Independent Auditors.............................................................................    16
            Legal Counsel....................................................................................    16
            Expenses.........................................................................................    16
Performance Information......................................................................................    17
             Performance Comparisons.........................................................................    17
             Other Advertising Items ........................................................................    19
Determination of Net Asset Value.............................................................................    19
Purchases, Redemption and Pricing of Shares..................................................................    20
             Terms of Purchase...............................................................................    20
             In-Kind Purchase................................................................................    20
             Suspension of Redemptions.......................................................................    20
Portfolio Transactions.......................................................................................    21
             Portfolio Turnover..............................................................................    22
Dividends, Distributions and Taxes...........................................................................    22
             General.........................................................................................    22
             Excise Tax......................................................................................    23
             Taxation of Fund Investments ...................................................................    23
             Foreign Taxes...................................................................................    25
             Capital Gains Distributions.....................................................................    25
             Disposition of Fund Shares......................................................................    25
             Federal Income Tax Rates........................................................................    26
             Corporate Shareholders..........................................................................    26
             Foreign Shareholders............................................................................    26
             New Regulations.................................................................................    27
             Other Matters...................................................................................    27
Capital Stock................................................................................................    27
             Voting..........................................................................................    27
Additional Information Concerning the Company................................................................    28
Appendix ....................................................................................................    A-1

General Description of the
        Company and the Fund

Barclays Global Investors Funds, Inc. (the "Company") consists of 11 separate investment portfolios called "funds." The Company was incorporated in Maryland on October 15, 1992 and is authorized to have multiple series, or portfolios. Each fund in the Company is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the "1940 Act"). This Statement of Additional Information relates solely to the Motley Fool 50 Index Fund (the "Fund").

The investment objective of the Fund is to provide investment results that correspond generally to the price and yield performance, before fees and expenses, of the Motley Fool 50 Index (the "Underlying Index"). The investment objective of the Fund can be changed by the Company's Board of Directors without shareholder approval. The Fund is managed by Barclays Global Fund Advisors ("BGFA").

Investment Strategies and Risks
The Fund seeks to achieve its objective by investing in common stocks included in the Underlying Index. The Fund operates as an index fund and will not be actively managed. Adverse performance of a security in the Fund's portfolio will ordinarily not result in the elimination of the security from the Fund's portfolio.

The Fund will engage in Replication, which means that it will hold substantially all of the securities of the Underlying Index in approximately the same proportions as reflected in the Underlying Index.

At least 90% of the Fund's total assets will be invested in stocks in the Underlying Index. The Fund may also invest up to 10% of its total assets in futures, options and swap contracts (in each case related to the Underlying Index and its component stocks), cash and cash equivalents, as well as in stocks not included in the Underlying Index if BGFA determines this to be appropriate in light of the Fund's investment objective and relevant investment constraints. The following examples illustrate the circumstances in which the Fund would hold stocks not included in the Underlying Index. First, in order to reflect various corporate actions (such as mergers) and other changes in the Underlying Index (reconstitutions), the Fund may hold stocks that are announced as additions to the Underlying Index prior to their actual date of inclusion in the Underlying Index. Second, the Fund may hold stocks that have been recently deleted from the Underlying Index due to various corporate action and reconstitutions. Third, the Fund may invest in stocks outside the Underlying Index when necessary to meet the diversification requirements of a regulated investment company under the Internal Revenue Code (the "Code"). In such cases, the stocks outside the Underlying Index will be stocks in the relevant market, market segment, market sector or group of industries tracked by such Underlying Index.

Loans of Portfolio Securities. The Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) if cash, U.S. Government securities or other high-quality debt obligations equal to at least 100% of the current market value of the securities loan (including accrued interest thereon) plus the interest payable to the Fund with respect to the loan is maintained with the Fund. In determining whether to lend a security to a particular broker, dealer or financial institution, the Fund's investment adviser will consider all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer, or financial institution. Any loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. Any securities that a Fund may receive as collateral will not become part of the Fund's investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, and the Fund may invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. The Fund will not lend securities having a value that exceeds one-third of the current value of its total assets. Loans of securities by any of the Funds will be subject to termination at the Fund's or the borrower's option. The Fund may pay reasonable administrative and custodial fees in connection with a securities loan and may pay a negotiated portion of the interest or fee earned with respect to the collateral to the borrower or the placing broker. Borrowers and placing brokers may not be affiliated, directly or indirectly, with the Company, BGFA, or Stephens Inc. ("Stephens").

The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon the borrower or a placing broker.

Repurchase Agreements. The Fund may enter into repurchase agreements with banks and securities dealers. Such transactions entail the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price, reflecting a market rate of interest unrelated to the coupon rate or maturity of the purchased securities. Should the Fund enter into a repurchase agreement, the Fund would maintain custody of the underlying securities prior to their repurchase. Thus, the obligation of the bank or the dealer to pay the repurchase price on the date agreed would be, in effect, secured by such securities. If the value of such securities were less than the repurchase price plus interest, the other party to the agreement would be required to provide additional collateral so that at all times the collateral is at least 100% of the repurchase price plus accrued interest. Default by or bankruptcy of a seller would expose the Fund to possible loss because of adverse market action, expenses or delays in connection with the disposition of the underlying obligations. The financial institutions with which the Fund may enter into repurchase agreements will be banks and non-bank dealers of U.S. Government Securities on the Federal Reserve Bank of New York's list of reporting dealers, if such banks and non-bank dealers are deemed creditworthy by BGFA. BGFA will continue to monitor creditworthiness of the seller under a repurchase agreement, and will require the seller to maintain the value of the securities subject to the agreement to equal at least 100% of the repurchase price (including accrued interest). In addition, BGFA will require that the value of this collateral, after transaction costs (including loss of interest) reasonably expected to be incurred on a default, be equal to or greater than 100% of the repurchase price (including accrued premium) provided in the repurchase agreement or the daily amortization of the difference between the purchase price and the repurchase price specified in the repurchase agreement. BGFA will mark-to-market daily the value of the securities. Under the 1940 Act, repurchase agreements are considered loans.

Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements, which involve the sale of securities with an agreement to repurchase the securities at an agreed-upon price, date and interest payment and have the characteristics of borrowing. The securities purchased with the funds obtained from the agreement and securities collateralizing the agreement will have maturity dates no later than the repayment date. Generally the effect of such transactions is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while in many cases the Fund is able to keep some of the interest income associated with those securities. Such transactions are only advantageous if the Fund has an opportunity to earn a greater rate of interest on the cash derived from these transactions than the interest cost of obtaining the same amount of cash. Opportunities to realize earnings from the use of the proceeds equal to or greater than the interest required to be paid may not always be available, and the Fund intends to use the reverse repurchase technique only when BGFA believes it will be advantageous to the Fund. The use of reverse repurchase agreements may exaggerate any interim increase or decrease in the value of the Fund's assets. The custodian bank will maintain a separate account for the Fund with securities having a value equal to or greater than such commitments. Under the 1940 Act, reverse repurchase agreements are considered loans.

Currency Transactions. The Fund does not expect to engage in currency transactions for the purpose of hedging against declines in the value of the Fund's currency. The Fund may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure in connection with its distributions to shareholders, but may not enter into such contracts for speculative purposes.
A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. A currency futures contract is a contract involving an obligation to deliver or acquire the specified amount of a specific currency, at a specified price and at a specified future time. Futures contracts may be settled on a net cash payment basis rather than by the sale and delivery of the underlying currency.

Foreign exchange transactions involve a significant degree of risk and the markets in which foreign exchange transactions are effected are highly volatile, highly specialized and highly technical. Significant changes, including changes in liquidity prices, can occur in such markets within very short periods of time, often within minutes. Foreign exchange trading risks include, but are not limited to, exchange rate risk, maturity gap, interest rate risk, and potential interference by foreign governments through regulation of local exchange markets, foreign investment or particular transactions in foreign currency. If BGFA utilizes foreign exchange transactions at an inappropriate time or judges market conditions, trends or correlations incorrectly, foreign exchange transactions may not serve their intended purpose of improving the correlation of the Fund's return with the performance of the Underlying Index and may lower the Fund's return. The Fund could experience losses if the value of its currency forwards, options and futures positions were poorly correlated with its other investments or if it could not close out its positions because of an illiquid market. In addition, the Fund could incur transaction costs, including trading commissions, in connection with certain foreign currency transactions.

Money Market Instruments. The Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity. The instruments in which the Fund may invest include: (i) short-term obligations issued by the U.S. Government; (ii) negotiable certificates of deposit ("CDs"), fixed time deposits and bankers' acceptances of U.S. and foreign banks and similar institutions; (iii) commercial paper rated at the date of purchase "Prime-1" by Moody's or "A-1+" or "A-1" by S&P or, if unrated, of comparable quality is determined by BGFA; and (iv) repurchase agreements. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker's acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Foreign Securities. The Fund may purchase publicly traded common stocks of foreign corporations represented in the Underlying Index. The Fund's investment in common stock of foreign corporations represented in the Underlying Index may also be in the form of American Depositary Receipts ("ADRs") and Global Depositary Receipts ("GDRs"). ADRs and GDRs are receipts, typically issued by a bank or trust company, which evidence ownership of underlying securities issued by a foreign corporation.

Investing in the securities of foreign companies involves special risks and considerations not typically associated with investing in U.S. companies. These include differences in accounting, auditing and financial reporting standards, the possibility of expropriation or confiscatory taxation, adverse changes in investment or exchange control regulations, political instability which could affect U.S. investments in foreign countries, and potential restrictions of the flow of international capital. Foreign companies may be subject to less governmental regulation than U.S. companies. Moreover, individual foreign economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payment positions.

Investment Companies, REITs. The Fund may invest in the securities of other investment companies (including money market funds) and real estate investment trusts to the extent allowed by law. Under the 1940 Act, the Fund's investment in investment companies is limited to, subject to certain exceptions, (i) 3% of the total outstanding voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company and (iii) 10% of the Fund's total assets of investment companies in the aggregate.

Illiquid Securities. The Fund may invest up to an aggregate amount of 15% of its net assets in illiquid securities. Illiquid securities include securities subject to contractual or other restrictions on resale and other instruments that lack readily available markets.

For purposes of the percentage limitation on the Fund's investments in illiquid securities, foreign equity securities, though not registered under the Securities Act of 1933, are not deemed illiquid with respect to the Fund if they are otherwise readily marketable. Such securities ordinarily are considered to be "readily marketable" if they are traded on an exchange or another organized market and are not legally restricted from sale by the Fund. BGFA monitors the liquidity of restricted securities in the Fund's portfolio. In reaching liquidity decisions, BGFA considers the following factors:

o        The frequency of trades and quotes for the security;

o The number of dealers wishing to purchase or sell the security and the number of other potential purchasers;

o        Dealer undertakings to make a market in the security; and

o The nature of the security and the nature of the marketplace in which it trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer).

If any percentage restriction described above is complied with at the time of an investment, a later increase or decrease in percentage resulting from a change in values of assets will not constitute a violation of such restriction.

Futures and Options. The Fund may enter into U.S. or foreign futures contracts, options and options on futures contracts. These futures contracts and options will be used to simulate full investment in the Underlying Index, to facilitate trading or to reduce transaction costs. The Fund will only enter into futures contracts and options on futures contracts that are traded on a U.S. or foreign exchange. The Fund will not use futures or options for speculative purposes.

A call option gives a holder the right to purchase a specific security at a specified price ("exercise price") within a specified period of time. A put option gives a holder the right to sell a specific security at a specified price within a specified period of time. The initial purchaser of a call option pays the "writer" a premium, which is paid at the time of purchase and is retained by the writer whether or not such option is exercised. The Fund may purchase put options to hedge its portfolio against the risk of a decline in the market value of securities held and may purchase call options to hedge against an increase in the price of securities it is committed to purchase. The Fund may write put and call options along with a long position in options to increase its ability to hedge against a change in the market value of the securities it holds or is committed to purchase.

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific instrument or index at a specified future time and at a specified price. Stock index contracts are based on indices that reflect the market value of common stock of the firms included in the indices. The Fund may enter into futures contracts to purchase security indices when BGFA anticipates purchasing the underlying securities and believes prices will rise before the purchase will be made. Assets committed to futures contracts will be segregated by the custodian to the extent required by law.

Options on Futures Contracts. An option on a futures contract, as contrasted with the direct investment in such a contract, gives the purchaser the right, in return for the premium paid, to assume a position in the underlying futures contract at a specified exercise price at any time prior to the expiration date of the option. Upon exercise of an option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account that represents the amount by which the market price of the futures contract exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. The potential for loss related to the purchase of an option on a futures contract is limited to the premium paid for the option plus transaction costs. Because the value of the option is fixed at the point of sale, there are no daily cash payments by the purchaser to reflect changes in the value of the underlying contract; however, the value of the option changes daily and that change would be reflected in the NAV of the Fund. The potential for loss related to writing options is unlimited.

The Fund may purchase and write put and call options on futures contracts that are traded on a U.S. or foreign exchange as a hedge against changes in value of its portfolio securities, or in anticipation of the purchase of securities, and may enter into closing transactions with respect to such options to terminate existing positions. There is no guarantee that such closing transactions can be effected.

Restrictions on the Use of Futures Contracts and Options on Futures Contracts. In view of the above considerations, the Fund will comply with the following restriction when purchasing or selling futures. Aggregate initial margin and premiums that are required to establish positions other than those considered to be "bona fide hedging" by the Commodity Futures Trading Commission (the "CFTC") will not exceed 5% of the Fund's total market value after taking into account unrealized profits and unrealized losses on any such contracts it has entered into. In addition, the Fund will not purchase options to the extent that more than 5% of the value of its total assets would be invested in premiums on open put option positions.

Upon entering into a futures contract, the Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 7% of the contract amount (this amount is subject to change by the exchange on which the contract is traded). This amount, known as "initial margin", is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as "variation margin", to and from the broker will be made daily as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." At any time prior to expiration of a futures contract, the Fund may elect to close the position by taking an opposite position, which will operate to terminate the Fund's existing position in the contract.

Swap Agreements. Swap agreements are contracts between parties in which one party agrees to make periodic payments to the other party based on the change in market value or level of a specified rate, index or asset. In return, the other party agrees to make periodic payments to the first party based on the return of a different specified rate, index or asset. Swap agreements will usually be done on a net basis, the Fund receiving or paying only the net amount of the two payments. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap is accrued on a daily basis and an amount of cash or high liquid securities having an aggregate value at least equal to the accrued excess is maintained in an account at the Company's custodian bank.

The use of interest-rate and index swaps is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio security transactions. These transactions generally do not involve the delivery of securities or other underlying assets or principal.

Future Developments. The Board may, in the future, authorize the Fund to invest in securities contracts and investments other than those listed in this Statement of Additional Information and in the Prospectus, provided they are consistent with the Fund's investment objective and do not violate any investment restrictions or policies.

General Considerations and Risks. A discussion of the risks associated with an investment in the Fund is contained in the Prospectus in the Principal Risk Factors and the Shareholder Information sections. The discussion below supplements, and should be read in conjunction with, these sections of the Prospectus.

An investment in the Fund should be made with an understanding that the value of the Fund's portfolio securities may fluctuate in accordance with changes in the financial condition of the issuers of the portfolio securities, the value of common stocks in general and other factors that affect the market.

An investment in the Fund should also be made with an understanding of the risks inherent in an investment in equity securities, including the risk that the financial condition of issuers may become impaired or that the general condition of the stock market may deteriorate (either of which may cause a decrease in the value of the portfolio securities and thus in the value of shares of the Fund). Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors, including expectations regarding government, economic, monetary and fiscal policies, inflation and interest rates, economic expansion or contraction, and global or regional political, economic or banking crises.

Holders of common stocks incur more risk than holders of preferred stocks and debt obligations because common stockholders, as owners of the issuer, have generally inferior rights to receive payments from the issuer in comparison with the rights of creditors, or holders of debt obligations or preferred stocks. Further, unlike debt securities which typically have a stated principal amount payable at maturity (whose value, however, is subject to market fluctuations prior thereto), or preferred stocks, which typically have a liquidation preference and which may have stated optional or mandatory redemption provisions, common stocks have neither a fixed principal amount nor a maturity. Common stock values are subject to market fluctuations as long as the common stock remains outstanding.

Although most of the securities in the Underlying Index are listed on a national securities exchange, the principal trading market for some may be in the over-the-counter market. The existence of a liquid trading market for certain securities may depend on whether dealers will make a market in such securities. There can be no assurance that a market will be made or maintained or that any such market will be or remain liquid. The price at which securities may be sold and the value of the Fund's shares will be adversely affected if trading markets for the Fund's portfolio securities are limited or absent, or if bid/ask spreads are wide.

Risks of Futures and Options Transactions. There are several risks accompanying the utilization of futures contracts and options on futures contracts. First, a position in futures contracts and options on futures contracts may be closed only on the exchange on which the contract was made (or a linked exchange). While the Fund plans to utilize futures contracts only if an active market exists for such contracts, there is no guarantee that a liquid market will exist for the contract at a specified time. Furthermore, because, by definition, futures contracts project price levels in the future and not current levels of valuation, market circumstances may result in a discrepancy between the price of the stock index future and the movement in its underlying index. In the event of adverse price movements, the Fund would continue to be required to make daily cash payments to maintain its required margin. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it may be disadvantageous to do so. In addition, the Fund may be required to deliver the instruments underlying future contracts it has sold.

The risk of loss in trading futures contracts or uncovered call options in some strategies (e.g., selling uncovered stock index futures contracts) is potentially unlimited. The Fund does not plan to use futures and options contracts in this way. The risk of a futures position may still be large as traditionally measured due to the low margin deposits required. In many cases, a relatively small price movement in a futures contract may result in immediate and substantial loss or gain to the investor relative to the size of a required margin deposit. The Fund, however, intends to utilize futures and options contracts in a manner designed to limit their risk exposure to levels comparable to direct investment in stocks.

Utilization of futures and options on futures by the Fund involves the risk of imperfect or even negative correlation to the Underlying Index if the index underlying the futures contract differs from the Underlying Index. There is also the risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in the futures contract or option. The purchase of put or call options will be based upon predictions by BGFA as to anticipated trends, which predictions could prove to be incorrect.

Because the futures market imposes less burdensome margin requirements than the securities market, an increased amount of participation by speculators in the futures market could result in price fluctuations. Certain financial futures exchanges limit the amount of fluctuation permitted in futures contract prices during a single trading day. The daily limit establishes the maximum amount by which the price of a futures contract may vary either up or down from the previous day's settlement price at the end of a trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting the Fund to substantial losses. In the event of adverse price movements, the Fund would be required to make daily cash payments of variation margin.

Although the Fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that an active market will exist for the contracts at any particular time.

Risks of Swap Agreements. The risk of loss with respect to swaps generally is limited to the net amount of payments that the Fund is contractually obligated to make. Swap agreements are subject to the risk that the swap counterparty will default on its obligations. If such a default occurs, the Fund will have contractual remedies pursuant to the agreements related to the transaction. However, such remedies may be subject to bankruptcy and insolvency laws which could affect the Fund's rights as a creditor -- e.g. the Fund may not receive the net amount of payments that it contractually is entitled to receive. Investment Limitations
Fundamental  Investment  Restrictions.   The  Fund  has  adopted  the  following
investment restrictions as fundamental policies. These restrictions cannot be changed without the approval of the holders of a majority of the Fund's outstanding voting securities. A vote of a majority of the outstanding voting securities is defined in the 1940 Act as the lesser of (a) 67% or more of the voting securities present at a fund meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, or (b) more than 50% of outstanding voting securities.

The Fund may not:

     (1) Purchase the securities of issuers conducting their principal business activity in the same industry if, immediately after the purchase and as a result thereof, the value of the Fund's investments in that industry would equal or exceed 25% of the current value of the Fund's total assets, provided that this restriction does not limit the Fund's: (i) investments in securities of other investment companies, (ii) investments in securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, or (iii) investments in repurchase agreements provided further that the Fund reserves the right to concentrate in the obligations of domestic banks (as such term is interpreted by the SEC or its staff); and provided further that the Fund reserves the right to concentrate in any industry in which the Motley Fool 50 Index becomes concentrated to the same degree during the same period.

     (2) Purchase securities of any issuer if, as a result, with respect to 75% of the Fund's total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund's ownership would be more than 10% of the outstanding voting securities of such issuer, provided that this restriction does not limit the Fund's investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities, or investments in securities of other investment companies.

     (3) Borrow money, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder.

     (4) Issue senior securities, except to the extent permitted under the 1940 Act, including the rules, regulations and any orders obtained thereunder.

     (5) Make loans to other parties if, as a result, the aggregate value of such loans would exceed one-third of the Fund's total assets. For the purposes of this limitation, entering into repurchase agreements, lending securities and acquiring any debt securities are not deemed to be the making of loans.

     (6) Underwrite securities of other issuers, except to the extent that the purchase of permitted investments directly from the issuer thereof or from an underwriter for an issuer and the later disposition of such securities in
accordance  with  the  Fund's  investment   program  may  be  deemed  to  be  an
underwriting.

     (7) Purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business).

     (8) Purchase or sell commodities, provided that (i) currency will not be deemed to be a commodity for purposes of this restriction, (ii) this restriction does not limit the purchase or sale of futures contracts, forward contracts or options, and (iii) this restriction does not limit the purchase or sale of securities or other instruments backed by commodities or the purchase or sale of commodities acquired as a result of ownership of securities or other instruments.

Non-Fundamental Investment Restrictions. The Fund has adopted the following investment restrictions as non-fundamental policies. These restrictions may be changed without shareholder approval by vote of a majority of the Directors of the Company, at any time. The Fund is subject to the following investment restrictions, all of which are non-fundamental policies.

     (1) The Fund may invest in shares of other open-end management investment companies, subject to the limitations of Section 12(d)(1) of the 1940 Act. Under the 1940 Act, the Fund's investment in such securities currently is limited, subject to certain exceptions, to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund's total assets with respect to any one investment company, and (iii) 10% of the Fund's net assets in the aggregate. Other investment companies in which the Fund invests can be expected to charge fees for operating expenses, such as investment advisory and administration fees, that would be in addition to those charged by the Fund.

     (2) The Fund may not invest more than 15% of it's net assets in illiquid securities. For this purpose, illiquid securities include, among others, (a) securities that are illiquid by virtue of the absence of a readily available market or legal or contractual restrictions on resale, (b) fixed time deposits that are subject to withdrawal penalties and that have maturities of more than seven days, and (c) repurchase agreements not terminable within seven days.

     (3) The Fund may lend securities from its portfolio to brokers, dealers and financial institutions, in amounts not to exceed (in the aggregate) one-third of the Fund's total assets. Any such loans of portfolio securities will be fully collateralized based on values that are marked to market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year.

Management

Directors and Officers. The business and affairs of the Company are managed under the direction of its Board of Directors in conformity with Maryland law. The Board of Directors of the Company supervises the Fund's activities and monitors the Fund's contractual arrangements with various service providers. The Company's Directors are also Trustees of Master Investment Portfolio ("MIP"), a registered investment company with investment portfolios that are also advised by BGFA. The Company's Board, including a majority of the Directors who are not "interested persons" (as that term is defined in the 1940 Act) of the Company ("Independent Directors"), has adopted procedures to address potential conflicts of interest that may arise as a result of the structure of the Boards.

Directors and officers of the Company, together with information as to their principal business occupations during the last five years, are shown below. The address of each, unless otherwise indicated, is 111 Center Street, Little Rock, Arkansas 72201. Directors who are deemed to be an "interested person" of the Company, as defined in the 1940 Act, are indicated by an asterisk.

                                                              Principal Occupations
  Name, Address and Age                Position(s)            During Past 5 Years
-----------------------                -----------            -------------------
Jack S. Euphrat, 78                    Director               Private Investor.
415 Walsh Road
Atherton, CA 94027

*R. Greg Feltus, 49                    Director, Chairman     Executive Vice President of Stephens Inc.; President
                                       and President          of Stephens Insurance Services Inc.; Senior Vice
                                                              President of Stephens Sports Management Inc.; and
                                                              President of Investors Brokerage Insurance Inc.
W. Rodney Hughes, 74                   Director               Private Investor.
31 Dellwood Court
San Rafael, CA 94901

Leo Soong,1 54                         Director               Managing Director of Crystal Geyser Roxane Water
Crystal Geyser Water Co.                                      Co.; Co-Founder and President of Crystal Geyser
55 Francisco Street, Suite 410                                Water Co.
San Francisco, CA 94133

Richard H. Blank, Jr.,  44             Chief Operating        Vice President of Stephens Inc.; Director of
                                       Officer, Secretary     Stephens Sports Management Inc.; and Director of
                                       and Treasurer          Capo Inc.
--------------------

1        Elected to the Board of Directors of the Company on February 9, 2000.


Compensation Table
                  For the Calendar Year Ended December 31, 1999

                                                                      Aggregate             Total Compensation
                                                                      Compensation          from Registrant
Name and Position                                                     from Registrant       and Fund Complex
-----------------                                                      ---------------       ----------------
Jack S. Euphrat                                                       $5,875                 $11,750
  Director

*R. Greg Feltus                                                       $0                     $0
  Director

Thomas S. Goho1                                                       $1,500                 $3,000
  Director

W. Rodney Hughes                                                      $5,875                 $11,750
  Director

*J. Tucker Morse1                                                     $1,500                 $3,000
  Director

--------------------
1        Retired from the Board of Directors of the Company on April 28, 1999.

Directors of the Company are compensated annually by the Company and by all the registrants in the fund complex for their services as indicated above and also are reimbursed for all out-of-pocket expenses relating to attendance at board meetings. The Company and MIP are considered to be members of the same fund complex, as such term is defined in Form N-1A under the 1940 Act. The Directors are compensated by the Company and MIP for their services as Directors/Trustees. Currently the Directors do not receive any retirement benefits or deferred compensation from the Company or MIP. As of the date of this SAI, Directors and officers of the Company as a group beneficially owned less than 1% of the outstanding shares of the Company.

Control Persons and Principal Holders of Securities. As of January 31, 2001, the Fund had not yet commenced operations. As such, no person owned 5% or more of the Fund's outstanding securities.

Investment Adviser. Barclays Global Fund Advisors ("BGFA") provides investment advisory services to the Fund pursuant to an Investment Advisory Contract ("Advisory Contract") with the Company. As to the Fund, the Advisory Contract is subject to annual approval by (i) the Company's Board of Directors or (ii) vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the Fund, provided that in either event the continuance also is approved by a majority of the Company's Independent Directors who are not "interested persons" of BGFA, by vote cast in person at a meeting called for the purpose of voting on such approval. As to the Fund, the Advisory Contract is terminable without penalty by the Company's Board of Directors on 60 days' written notice, by vote of the holders of a majority of the Fund's shares or by BGFA on not less than 60 days' written notice. The Advisory Contract terminates automatically, as to the Fund, in the event of its assignment (as defined in the 1940 Act).

Advisory Fees. BGFA is entitled to receive monthly fees at the annual rate of ____% of the average daily net assets of the Fund as compensation for its advisory services. The Advisory Contract provides that the advisory fee is accrued daily and paid monthly. From time to time, BGFA may waive such fees in whole or in part. Any such waiver will reduce the expenses of the Fund and, accordingly, have a favorable impact on its performance.

Co-Administrators. The Company has engaged Stephens and Barclays Global Investors, N.A. ("BGI") to provide certain administration services to the Fund. Pursuant to a Co-Administration Agreement with the Company, Stephens and BGI provide as administration services, among other things: (i) general supervision of the operation of the Fund, including coordination of the services performed by the investment adviser, transfer and dividend disbursing agent, custodian, shareholder servicing agent, independent auditors and legal counsel; (ii) general supervision of regulatory compliance matters, including the compilation of information for documents such as reports to, and filings with, the SEC and state securities commissions, and preparation of proxy statements and shareholder reports for the Fund; and (iii) general supervision relative to the compilation of data required for the preparation of periodic reports distributed to the Company's officers and Board of Directors. Stephens also furnishes office space and certain facilities required for conducting the business of the Company together with those ordinary clerical and bookkeeping services that are not being furnished by the Fund's investment adviser. Stephens also pays the compensation of the Company's Directors, officers and employees who are affiliated with Stephens.

In addition, except for advisory fees, extraordinary expenses, brokerage and other expenses connected to the execution of portfolio transactions and certain expenses that are borne by the Fund, Stephens and BGI have agreed to bear all costs of the Fund's and the Company's operations including, but not limited to, transfer and dividend disbursing agency fees, shareholder servicing fees and expenses of preparing and printing prospectuses, SAIs and other Fund materials. For providing such services, Stephens and BGI are entitled to ____% of the average daily net assets of the Fund.

Shareholder Servicing Plan. The Fund has adopted a Shareholder Servicing Plan (the "Servicing Plan"). Under the Servicing Plan and pursuant to each Servicing Agreement, the Fund may pay one or more servicing agents, as compensation for performing certain services, monthly fees at the annual rate of up to ____% of the average daily net assets of the Fund. Payments to a servicing agent by the Fund will be based upon the average daily net assets of the shares of the Fund owned of record by the servicing agent on behalf of customers, or by its customers directly, during the period for which payment is made.

The Servicing Plan will continue in effect from year to year if such continuance is approved by a majority vote of the Directors of the Company, including a majority of the Independent Directors. The Servicing Agreement may be terminated automatically if assigned, or may be terminated at any time not more than 60 days nor less than 30 days after notice, by a vote of a majority of the Independent Directors, or by a vote of the majority of the outstanding voting securities of the shares of the Fund. The Servicing Plan may not be amended to increase materially the amount payable thereunder without the approval of a majority of the Company's Board of Directors, including a majority of the Independent Directors cast at a meeting called for that specific purpose.

The Servicing Plan requires that the servicing agent shall provide to the Treasurer of the Company, at least quarterly, a written report of the amounts expended by the servicing agent (and purposes therefor) under the Servicing Plan and shall provide to the Company's Board of Directors such information as may be reasonably necessary to an informed determination of whether the Servicing Agreement shall be implemented or continued.

Shareholder Servicing Agents. The Fund has adopted a Shareholder Servicing Plan pursuant to which it has entered into Shareholder Servicing Agreements with BGI and may enter into similar agreements with other entities (collectively, "Shareholder Servicing Agents") for the provision of certain services to Fund shareholders. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries, providing reports and other information, and providing services related to the maintenance of shareholder accounts. For these services, each Shareholder Servicing Agent is entitled to receive a monthly fee at the annual rate of up to ____% of the average daily value of the Fund represented by shares owned during the period for which payment is being made by investors with whom the Shareholder Servicing Agent maintains a servicing relationship, or an amount that equals the maximum amount payable to the Shareholder Servicing Agent under applicable laws, regulations or rules, including the Conduct Rules of the National Association of Securities Dealers, Inc., whichever is less. Stephens and BGI as co-administrators have agreed to pay these shareholder servicing fees out of the fees each receives for co-administration services.

A Shareholder Servicing Agent also may impose certain conditions on its customers, subject to the terms of this SAI, in addition to or different from those imposed by the Company, such as requiring a minimum initial investment or payment of a separate fee for additional services. Each Shareholder Servicing Agent is required to agree to disclose any fees it may directly charge its customers who are Fund shareholders and to notify them in writing at least 30 days before it imposes any transaction fees.

Distributor. Stephens is the distributor for the Fund's shares. Stephens is a full service broker/dealer and investment advisory firm located at 111 Center Street, Little Rock, Arkansas 72201. Stephens and its predecessor have been providing securities and investment services for more than 60 years, including discretionary portfolio management services since 1983. Stephens currently manages investment portfolios for pension and profit sharing plans, individual investors, foundations, insurance companies and university endowments. Stephens, as the Company's sponsor and the principal underwriter of the Fund within the meaning of the 1940 Act, has entered into a Distribution Agreement with the Company pursuant to which Stephens has the responsibility for distributing Fund shares. The Distribution Agreement provides that Stephens shall act as agent for the Fund for the sale of Fund shares and may enter into Selling Agreements with selling agents that wish to make available Fund shares to their respective customers ("Selling Agents"). Stephens does not receive a fee for providing distribution services to the Fund. BGI presently acts as a Selling Agent, but does not receive any fee from the Fund for such activities.

Custodian. Investors Bank & Trust Co. ("IBT") provides certain sub-administration services to the Fund and has been retained as custodian to the Fund . IBT performs such services at 200 Clarendon Street, Boston, Massachusetts 02116. The custodian, among other things, maintains a custody account or accounts in the name of the Fund; receives and delivers all assets for each Fund upon purchase and upon sale or maturity; collects and receives all income and other payments and distributions on account of the assets of the Fund and pays all expenses of the Fund. IBT is not entitled to receive compensation for its services as custodian so long as it is entitled to receive fees from BGI for providing sub-administration services to the Fund.

Transfer, Dividend Disbursing and Securities Lending Agent. IBT has been retained to act as the transfer, dividend disbursing and securities lending agent for the Fund. For its services as transfer and dividend disbursing agent to the Fund, IBT is entitled to receive an annual maintenance fee computed on the basis of the number of shareholder accounts that it maintains for the Fund and to be reimbursed for out-of-pocket expenses or advances incurred by it in performing its obligations under the agreement. Stephens and BGI as co-administrators have agreed to pay these fees and expenses out of the fees each receives for co-administration services. The annual maintenance fee is paid as follows:

Number of Accounts...........................  Annual Fee
                                               ----------
Up to 200 accounts*                            $6,000
From 201 to 250 accounts                       $8,500
Over 250 accounts                              $10,000
-------------------
* Defined as each account that is set up for an individual or plan sponsor on a fund by fund basis.

In addition, the agreement contemplates that IBT will be reimbursed for other expenses incurred by it at the request or with the written consent of the Fund, including, without limitation, any equipment or supplies that the Company specifically orders or requires IBT to order.

For its services as the Fund's securities lending agent, IBT receives a portion of the income generated from such lending.

Independent Auditors. KPMG LLP, Three Embarcadero Center, San Francisco, California 94111, serves as independent auditors for the Company.

Legal Counsel. Morrison & Foerster LLP, 2000 Pennsylvania Avenue, N.W., Washington, D.C. 20006, serves as counsel to the Company.

Expenses. Except for the advisory fee, extraordinary expenses, brokerage and other expenses connected with the execution of portfolio transactions and certain other expenses that are borne by the Fund, Stephens and BGI have agreed to bear all costs of the Fund's and the Company's operations.
Performance Information
For purposes of advertising, the performance of the Fund may be calculated on the basis of average annual total return and/or cumulative total return of shares. Average annual total return of shares is calculated pursuant to a standardized formula that assumes that an investment in shares of the Fund was purchased with an initial payment of $1,000 and that the investment was redeemed at the end of a stated period of time, after giving effect to the reinvestment of dividends and distributions during the period. The return of shares is expressed as a percentage rate that, if applied on a compounded annual basis, would result in the redeemable value of the investment in shares at the end of the period. Advertisements of the performance of shares of the Fund include the Fund's average annual total return of shares for one, five and ten year periods, or for shorter time periods depending upon the length of time during which the Fund has operated. Cumulative total return of shares is computed on a per share basis and assumes the reinvestment of dividends and distributions. Cumulative total return of shares generally is expressed as a percentage rate that is calculated by combining the income and principal charges for a specified period and dividing by the NAV per share at the beginning of the period.

Advertisements may include the percentage rate of total return of shares or may include the value of a hypothetical investment in shares at the end of the period that assumes the application of the percentage rate of total return. Performance figures are based on historical results and are not intended to indicate future performance. Investors should remember that performance is a function of the type and quality of portfolio securities held by the Fund and is affected by operating expenses. Performance information, such as that described above, may not provide a basis for comparison with other investments or other investment companies using a different method of calculating performance.

As and to the extent required by the SEC, an average annual compound rate of return ("T") will be computed by using the value at the end of a specified period ("ERV") of a hypothetical initial investment ("P") over a period of years ("n") according to the following formula: P(1+T)n = ERV. In addition, as indicated in the Prospectus, the Fund, at times, also may calculate total return based on net asset value per share (rather than the public offering price) in which case the figures would not reflect the effect of any sales charge that would have been paid by an investor, or based on the assumption that a sales charge other than the maximum sales charge (reflecting a Volume Discount) was assessed provided that total return data derived pursuant to the calculation described above also are presented.

Performance Comparisons. From time to time and only to the extent the comparison is appropriate for the Fund, the Company may quote the performance of a Fund in advertising and other types of literature and may compare the performance of the Fund to the performance of various indices and investments for which reliable performance data is available. The performance of the Fund may be compared in advertising and other literature to averages, performance rankings and other information prepared by recognized mutual fund statistical services.

Performance information for the Fund may be compared, in reports and promotional literature, to the Motley Fool 50 Index, the Nasdaq Composite Index, the Dow Jones Industrial Average, the S&P 500 Index, the Wilshire 5000 Equity Index, or other appropriate managed or unmanaged indices of the performance of various types of investments, so that investors may compare the Fund's results with those of indices widely regarded by investors as representative of the security markets in general. Unmanaged indices may assume the reinvestment of dividends, but generally do not reflect deductions for administrative and management costs and expenses. Managed indices generally do reflect such deductions.

The Company also may use the following information in advertisements and other types of literature, only to the extent the information is appropriate for the
Fund: (i) the Consumer Price Index may be used to assess the real rate of return from an investment in the Fund; (ii) other government statistics, including, but not limited to, The Survey of Current Business, may be used to illustrate investment attributes of the Fund or the general economic, business, investment, or financial environment in which the Fund operates; (iii) the effect of tax-deferred compounding on the investment returns of the Fund, or on returns in general, may be illustrated by graphs, charts, etc., where such graphs or charts would compare, at various points in time, the return from an investment in the Fund (or returns in general) on a tax-deferred basis (assuming reinvestment of capital gains and dividends and assuming one or more tax rates) with the return on a taxable basis; and (iv) the sectors or industries in which the Fund invests may be compared to relevant indices of stocks or surveys (e.g., S&P Industry Surveys) to evaluate the Fund's historical performance or current or potential value with respect to the particular industry or sector.

In addition, the Company also may use, in advertisements and other types of literature, information and statements: (1) showing that bank savings accounts offer a guaranteed return of principal and a fixed rate of interest, but no opportunity for capital growth; and (2) describing BGFA, and its affiliates and predecessors, as one of the first investment managers to advise investment accounts using asset allocation and index strategies. The Company also may include in advertising and other types of literature information and other data from reports and studies prepared by the Tax Foundation, including information regarding federal and state tax levels and the related "Tax Freedom Day." The Company also may disclose in advertising and other types of sales literature the assets and categories of assets under management by the Fund's investment adviser or its affiliates.

The Fund's performance also may be compared to those of other mutual funds having similar objectives. This comparative performance could be expressed as a ranking prepared by Lipper Analytical Services, Inc., (including the Lipper General Bond Fund Average, the Lipper Intermediate Investment Grade Debt Fund Average, the Lipper Bond Fund Average, the Lipper Growth Fund Average, the Lipper Flexible Fund Average), Donoghue's Money Fund Report, including Donoghue's Taxable Money Market Fund Average or Morningstar, Inc., independent services that monitor the performance of mutual funds. The Fund's performance will be calculated by relating net asset value per share at the beginning of a stated period to the net asset value of the investment, assuming reinvestment of all gains distributions and dividends paid, at the end of the period. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with that of its competitors. Of course, past performance cannot be a guarantee of future results.

Other Advertising Items. The Company also may discuss in advertising and other types of literature that the Fund has been assigned a rating by a nationally recognized statistical rating organization ("NRSRO"), such as Standard & Poor's Corporation. Such rating would assess the creditworthiness of the investments held by the Fund. The assigned rating would not be a recommendation to purchase, sell or hold the Fund's shares since the rating would not comment on the market price of the Fund's shares or the suitability of the Fund for a particular investor. In addition, the assigned rating would be subject to change, suspension or withdrawal as a result of changes in, or unavailability of, information relating to the Fund or its investments. The Company may compare the Fund's performance with other investments that are assigned ratings by NRSROs. Any such comparisons may be useful to investors who wish to compare the Fund's past performance with other rated investments. Of course past performance cannot be a guarantee of future results. The Company also may include from time to time, a reference to certain marketing approaches of the Distributor, including, for example, a reference to a potential shareholder being contacted by a selected broker or dealer. General mutual fund statistics provided by the Investment Company Institute may also be used.


Determination Of Net Asset Value
Net asset value per share for the Fund is determined on each day the Fund is open for trading.

The Fund's portfolio securities for which market quotations are available are valued at latest prices. Securities of the Fund for which the primary market is a national securities exchange or the National Association of Securities Dealers Automated Quotations National Market System are valued at last sale prices. In the absence of any sale of such securities on the valuation date and in the case of other securities, including U.S. Government securities but excluding money market instruments maturing in 60 days or less, the valuations are based on latest quoted bid prices. Money market instruments maturing in 60 days or less are valued at amortized cost with cost being the value of the security on the preceding day (61st day). Futures contracts will be marked to market daily at their respective settlement prices determined by the relevant exchange. Options listed on a national exchange are valued at the last sale price on the exchange on which they are traded at the close of the NYSE, or, in the absence of any sale on the valuation date, at latest quoted bid prices. Options not listed on a national exchange are valued at latest quoted bid prices. Debt securities maturing in 60 days or less are valued at amortized cost. In all cases, bid prices will be furnished by an independent pricing service approved by the Board of Directors. Prices provided by an independent pricing service may be determined without exclusive reliance on quoted prices and may take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Securities held under a repurchase agreement will be valued at a price equal to the amount of the cash investment at the time of valuation on the valuation date. The market value of the underlying securities shall be determined in accordance with the applicable procedures, as described above, for the purpose of determining the adequacy of collateral. All other securities and other assets of the Fund for which current market quotations are not readily available are valued at fair value as determined in good faith by the Company's Board of Directors and in accordance with procedures adopted by the Directors.


Purchases, Redemption and Pricing Of Shares

Terms of Purchase. The Fund is generally open Monday through Friday and is closed on weekends and NYSE holidays. The holidays on which the NYSE is closed currently are: New Year's Day, Martin Luther King, Jr.'s Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Company reserves the right to reject any purchase order and to change the amount of the minimum investment and subsequent purchases in the Fund.

In-Kind Purchases. Payment for shares of the Fund may, at the discretion of the investment adviser, be made in the form of securities that are permissible investments for the Fund and must meet the investment objective, policies and limitations of the Fund as described in the Prospectus. In connection with an in-kind securities payment, the Fund may require, among other things, that the securities (i) be valued on the day of purchase in accordance with the pricing methods used by the Fund; (ii) are accompanied by satisfactory assurance that the Fund will have good and marketable title to such securities received by it;
(iii) are not subject to any restrictions upon resale by the Fund; (iv) be in proper form for transfer to the Fund; (v) are accompanied by adequate information concerning the basis and other tax matters relating to the securities. All dividends, interest, subscription or other rights pertaining to such securities shall become the property of the Fund and must be delivered to the Fund by the investor upon receipt from the issuer. Securities acquired through an in-kind purchase will be acquired for investment and not for immediate resale. Shares purchased in exchange for securities generally cannot be redeemed until the transfer has settled.

Suspension of Redemptions. Under the 1940 Act, the Fund may suspend the right of redemption or postpone the date of payment upon redemption for any period during which the NYSE is closed (other than customary weekend and holiday closings, or during which trading is restricted, or during which as determined by the SEC by rule or regulation) an emergency exists as a result of which disposal or valuation of portfolio securities is not reasonably practicable, or for such periods as the SEC may permit.

The Company may suspend redemption rights or postpone redemption payments for such periods as are permitted under the 1940 Act. The Company also may redeem shares involuntarily or make payment for redemption in securities or other property if it appears appropriate to do so in light of the Company's responsibilities under the 1940 Act.

In addition, the Company may redeem shares involuntarily to reimburse the Fund for any losses sustained by reason of the failure of a shareholder to make full payment for shares purchased or to collect any charge relating to a transaction effected for the benefit of a shareholder that is applicable to shares of the Fund as provided from time to time in the Prospectus.

Portfolio Transactions
Set forth below is a description of the Fund's policies governing portfolio securities transactions.

Purchases and sales of equity securities on a securities exchange usually are effected through brokers who charge a negotiated commission for their services. Commission rates are established pursuant to negotiations with the broker based on the quality and quantity of execution services provided by the broker in light of generally prevailing rates. Orders may be directed to any broker including, to the extent and in the manner permitted by applicable law, Stephens or Barclays Global Investors Services. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount.

Purchases of debt securities generally are principal transactions. Debt securities normally are purchased or sold from or to dealers serving as market makers for the securities at a net price. Debt securities also may be purchased in underwritten offerings or directly from an issuer. Generally debt obligations are traded on a net basis and do not involve brokerage commissions. The cost of executing transactions in debt securities consists primarily of dealer spreads and underwriting commissions.

Under the 1940 Act, persons affiliated with the Fund are prohibited from dealing with the Fund as a principal in the purchase and sale of portfolio securities unless an exemptive order allowing such transactions is obtained from the Commission or an exemption is otherwise available. The Fund may purchase securities from underwriting syndicates of which Stephens is a member under certain conditions in accordance with the provisions of a rule adopted under the 1940 Act and in compliance with procedures adopted by the Company's Board of Directors.

The Fund has no obligation to deal with any dealer or group of dealers in the execution of transactions in portfolio securities. Subject to policies established by the Board of Directors, BGFA is responsible for the Fund's investment decisions and the placing of portfolio transactions. In placing orders, it is the policy of the Fund to obtain the best overall terms taking into account the dealer's general execution and operational facilities, the type of transaction involved and other factors such as the dealer's risk in positioning the securities involved. BGFA generally seeks reasonably competitive spreads or commissions.

In assessing the best overall terms available for any transaction, BGFA considers factors deemed relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and the reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. Certain of the brokers or dealers with whom the Fund may transact business offer commission rebates to the Fund. BGFA considers such rebates in assessing the best overall terms available for any transaction. BGFA may cause the Fund to pay a broker/dealer that furnishes brokerage and research services a higher commission than that which might be charged by another broker/dealer for effecting the same transaction, provided that BGFA determines in good faith that such commission is reasonable in relation to the value of the brokerage and research services provided by such broker/dealer, viewed in terms of either the particular transaction or the overall responsibilities of BGFA. Such brokerage and research services might consist of reports and statistics relating to specific companies or industries, general summaries of groups of stocks or bonds and their comparative earnings and yields, or broad overviews of the stock, bond, and government securities markets and the economy.

Supplementary research information so received is in addition to, and not in lieu of, services required to be performed by BGFA and does not reduce the advisory fees payable by the Fund. The Company's Board of Directors will periodically review the commissions paid by the Fund to consider whether the commissions paid over representative periods of time appear to be reasonable in relation to the benefits inuring to the Fund. It is possible that certain of the supplementary research or other services received will primarily benefit one or more other investment companies or other accounts for which BGFA exercises investment discretion. Conversely, the Fund may be the primary beneficiary of the research or services received as a result of portfolio transactions effected for such other account or investment company.

Under Section 28(e) of the Securities Exchange Act of 1934, an investment adviser shall not be "deemed to have acted unlawfully or to have breached its fiduciary duty" solely because under certain circumstances it has caused the account to pay a higher commission than the lowest available. To obtain the benefit of Section 28(e), an investment adviser must make a good faith determination that the commissions paid are "reasonable in relation to the value of the brokerage and research services provided . . . viewed in terms of either that particular transaction or its overall responsibilities with respect to the accounts as to which it exercises investment discretion and that the services provided by a broker provide an investment adviser with lawful and appropriate assistance in the performance of its investment decision-making responsibilities." Accordingly, the price to the Fund in any transaction may be less favorable than that available from another broker/dealer if the difference is reasonably justified by other aspects of the portfolio execution services offered.

Portfolio Turnover. The portfolio turnover rate for the Fund is generally not expected to exceed 100%. The portfolio turnover rate will not be a limiting factor when BGFA deems portfolio changes appropriate.

Dividends, Distributions And Taxes
General. The following information supplements and should be read in conjunction with the Prospectus. The Prospectus of the Fund generally describes the tax treatment of distributions by the Fund. This section of the SAI includes additional information concerning federal income taxes.

The Company intends to qualify the Fund as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"), as long as such qualification is in the best interest of the Fund's shareholders. The Fund will be treated as a separate entity for federal income tax purposes and, thus, the provisions of the Code applicable to regulated investment companies generally will be applied individually to the Fund, rather than to the Company as a whole. Accordingly, income, gains and expenses will be determined for the Fund and not for the Company. As a regulated investment company, the Fund will not be taxed on its net income and gains distributed to its shareholders.

Qualification as a regulated investment company under the Code requires, among other things, that (i) the Fund derive at least 90% of its annual gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and other income (including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (ii) the Fund diversify its holdings so that, at the end of each quarter of the taxable year, (a) at least 50% of the market value of the Fund's assets is represented by cash, government securities and other securities limited in respect of any one issuer to an amount not greater than 5% of the Fund's assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities of any one issuer (other than U.S. Government obligations and the securities of other regulated investment companies), or in two or more issuers that the Fund controls and which are determined to be engaged in the same or similar trades or businesses.

The Fund must also distribute or be deemed to distribute to its shareholders at least 90% of the aggregate of its ordinary income, net short-term capital gain and certain other items earned in each taxable year. In general, these distributions must actually or be deemed to be made in the taxable year. However, in certain circumstances, such distributions may be made in the twelve months following the taxable year. Furthermore, distributions declared in October, November or December of one taxable year and paid by January 31 of the following taxable year will be treated as paid by December 31 of the first taxable year. The Fund intends to pay out substantially all of its net income and gains (if any) for each year.

Excise Tax. A 4% nondeductible excise tax will be imposed on the Fund (other than to the extent of its tax-exempt interest income) to the extent it does not meet certain minimum distribution requirements of its income and gains by the end of each calendar year. The Fund intends to actually or be deemed to distribute substantially all of its income and gains (if any) by the end of each calendar year and, thus, expects not to be subject to the excise tax.

Taxation of Fund Investments. Except as otherwise provided herein, gains and losses realized by the Fund on the sale of portfolio securities generally will be capital gains and losses. Such gains and losses ordinarily will be long-term capital gains and losses if the securities have been held by the Fund for more than one year at the time of disposition of the securities.

Gains recognized on the disposition of a debt obligation purchased by the Fund at a market discount (generally at a price less than its principal amount) generally will be treated as ordinary income to the extent of the portion of market discount that accrued, but was not previously recognized pursuant to an available election, during the term the Fund held the debt obligation.

If an option granted by the Fund lapses or is terminated through a closing transaction, such as a repurchase by the Fund of the option from its holder, the Fund will realize a short-term capital gain or loss, depending on whether the premium income is greater or less than the amount paid by the Fund in the closing transaction. Some realized capital losses may be deferred if they result from a position that is part of a "straddle," discussed below. If securities are sold by the Fund pursuant to the exercise of a call option granted by it, the Fund will add the premium received to the sale price of the securities delivered in determining the amount of gain or loss on the sale. If securities are purchased by the Fund pursuant to the exercise of a put option written by it, the Fund will subtract the premium received from its cost basis in the securities purchased.

Under Section 1256 of the Code, the Fund will be required to "mark to market" its positions in "Section 1256 contracts," which generally include regulated futures contracts and listed non-equity options. In this regard, Section 1256 contracts will be deemed to have been sold at market value at the end of each taxable year. Under Section 1256 of the Code, sixty percent (60%) of any net gain or loss realized on all dispositions of Section 1256 contracts, including deemed dispositions under the mark-to-market regime, generally will be treated as long-term capital gain or loss, and the remaining forty percent (40%) will be treated as short-term capital gain or loss. Transactions that qualify as designated hedges are excepted from the mark-to-market and 60%/40% rules.

Under Section 988 of the Code, the Fund generally will recognize ordinary income or loss to the extent that gain or loss realized on the disposition of portfolio securities is attributable to changes in foreign currency exchange rates. In addition, gain or loss realized on the disposition of a foreign currency forward contract, futures contract, option or similar financial instrument, or of foreign currency itself, will generally be treated as ordinary income or loss. The Fund will attempt to monitor Section 988 transactions, where applicable, to avoid adverse federal income tax impact.

Offsetting positions held by the Fund involving certain financial forward, futures or options contracts may be considered, for tax purposes, to constitute "straddles." "Straddles" are defined to include "offsetting positions" in actively traded personal property. The tax treatment of "straddles" is governed by Section 1092 of the Code, which, in certain circumstances, overrides or modifies the provisions of Section 1256 of the Code, described above. If the Fund were treated as entering into "straddles" by engaging in certain financial forward, futures or option contracts, such straddles could be characterized as "mixed straddles" if the futures, forwards, or options comprising a part of such straddles were governed by Section 1256 of the Code. The Fund may make one or more elections with respect to "mixed straddles." Depending upon which election is made, if any, the results with respect to the Fund may differ. Generally, to the extent the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent of unrealized gain in any offsetting positions. Moreover, as a result of the straddle and the conversion transaction rules, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gain may be characterized as short-term capital gain or ordinary income.

If the Fund enters into a "constructive sale" of any appreciated position in stock, a partnership interest, or certain debt instruments, the Fund must recognize gain (but not loss) with respect to that position. For this purpose, a constructive sale occurs when the Fund enters into one of the following transactions with respect to the same or substantially identical property: (i) a short sale; (ii) an offsetting notional principal contract; (iii) a futures or forward contract, or (iv) other transactions identified in future Treasury Regulations.

Under Section 1260 of the Code, the amount of long-term capital gain a taxpayer may recognize from derivative transactions is limited with respect to certain pass-through entities. The amount of long-term capital gain is limited to the amount of such gain the taxpayer would have had if the taxpayer owned a direct interest in the pass-through entity during the term of the derivative contract. Any gain in excess of this amount is treated as ordinary income. An interest charge is imposed on the amount of gain that is treated as ordinary income. The Fund does not anticipate engaging in any derivative transactions that would be subject to these rules. If the Fund purchases shares in a "passive foreign investment company" ("PFIC"), it may be subject to federal income tax and an interest charge imposed by the Internal Revenue Service ("IRS") upon certain distributions from the PFIC or the Fund's disposition of its PFIC shares. If the Fund invests in a PFIC, the Fund intends to make an available election to mark-to-market its interest in PFIC shares. Under the election, the Fund will be treated as recognizing at the end of each taxable year the difference, if any, between the fair market value of its interest in the PFIC shares and its basis in such shares. In some circumstances, the recognition of loss may be suspended. The Fund will adjust its basis in the PFIC shares by the amount of income (or loss) recognized. Such income (or loss) will be taxable to the Fund as ordinary income (or loss) notwithstanding any distributions by the PFIC.

Foreign Taxes. Income and dividends received by the Fund from foreign securities and gains realized by the Fund on the disposition of foreign securities may be subject to withholding and other taxes imposed by such foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. Although in some circumstances a regulated investment company can elect to "pass through" foreign tax credits to its shareholders, the Fund does not expect to be eligible to make such an election.

Capital Gain Distributions. Distributions that are designated by the Fund as capital gain distributions will be taxed to shareholders as long-term capital gain (to the extent such distributions do not exceed the Fund's actual net capital gain for the taxable year), regardless of how long a shareholder has held Fund shares. Such distributions will be designated as capital gain distributions in a written notice mailed by the Fund to its shareholders not later than 60 days after the close of the Fund's taxable year.

Disposition of Fund Shares. A disposition of Fund shares pursuant to a redemption (including a redemption in-kind) or an exchange ordinarily will result in a taxable capital gain or loss to the shareholder, depending on the amount received for the shares (or are deemed to receive in the case of an exchange) and the cost of the shares.

If a shareholder exchanges or otherwise disposes of Fund shares within 90 days of having acquired such shares and if, as a result of having acquired those shares, the shareholder subsequently pays a reduced sales charge on a new purchase of shares of the Fund or a different regulated investment company, the sales charge previously incurred acquiring the Fund's shares shall not be taken into account (to the extent such previous sales charges do not exceed the reduction in sales charges on the new purchase) for the purpose of determining the amount of gain or loss on the disposition, but will be treated as having been incurred in the acquisition of such other shares. Also, any loss realized on a redemption or exchange of shares of the Fund will be disallowed to the extent that substantially identical shares are acquired within the 61-day period beginning 30 days before and ending 30 days after the shares are disposed of.

If a shareholder receives a designated capital gain distribution (to be treated by the shareholder as long-term capital gain) with respect to any Fund share and such Fund share is held for six months or less, then (unless otherwise disallowed) any loss on the sale or exchange of that Fund share will be treated as long-term capital loss to the extent of the designated capital gain distribution. This loss disallowance rule does not apply to losses realized under a periodic redemption plan.

Federal Income Tax Rates. As of the printing of this SAI, the maximum individual tax rate applicable to ordinary income is 39.6% (marginal tax rates may be higher for some individuals to reduce or eliminate the benefit of exemptions and deductions); the maximum individual marginal tax rate applicable to net capital gain is 20%; and the maximum corporate tax rate applicable to ordinary income and net capital gain is 35% (marginal tax rates may be higher for some corporations to reduce or eliminate the benefit of lower marginal income tax rates). Obviously, the amount of tax payable by any taxpayer will be affected by a combination of tax laws covering, for example, deductions, credits, deferrals, exemptions, sources of income and other matters.

Corporate Shareholders. Corporate shareholders of the Fund may be eligible for the dividends-received deduction on dividends distributed out of the Fund's net investment income attributable to dividends received from domestic corporations, which, if received directly by the corporate shareholder, would qualify for such deduction. A distribution by the Fund attributable to dividends of a domestic corporation will only qualify for the dividends-received deduction if (i) the corporate shareholder generally holds the Fund shares upon which the distribution is made for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the shareholder becomes entitled to the distribution; and (ii) the Fund generally holds the shares of the domestic corporation producing the dividend income for at least 46 days during the 90 day period beginning 45 days prior to the date upon which the Fund becomes entitled to such dividend income.

Foreign Shareholders. Under the Code, distributions attributable to ordinary income, net short-term capital gain and certain other items realized by the Fund and paid to a nonresident alien individual, foreign trust (i.e., trust that a U.S. court is able to exercise primary supervision over administration of that trust and one or more U.S. persons have authority to control substantial decisions of that trust), foreign estate (i.e., the income of which is not subject to U.S. tax regardless of source), foreign corporation, or foreign partnership (each, a "foreign shareholder") will be subject to federal withholding tax (at a rate of 30% or, if an income tax treaty applies, at the lower treaty rate, if any). Such tax withheld generally is not refundable. Withholding will not apply if a distribution paid by the Fund to a foreign shareholder is "effectively connected" with a U.S. trade or business (or, if an income tax treaty applies, is attributable to a U.S. permanent establishment of the foreign shareholder), in which case the reporting and withholding requirements applicable to U.S. persons will apply. Gain on the disposition of Fund shares and capital gain distributions generally are not subject to tax withholding applicable to foreign shareholders.

New Regulations. On October 6, 1997, the Treasury Department issued new regulations (the "New Regulations") that make certain modifications to the backup withholding, U.S. income tax withholding and information reporting rules applicable to foreign shareholders. The New Regulations generally will be effective for payments made after December 31, 2000, subject to certain transition rules. Among other things, the New Regulations will permit the Fund to estimate the portion of their distributions qualifying as capital gain distributions for purposes of determining the portion of their distributions paid to foreign shareholders that will be subject to federal income tax withholding. Prospective investors are urged to consult their own tax advisors regarding the impact to them of the New Regulations.

Other Matters. Investors should be aware that the investments to be made by the Fund may involve sophisticated tax rules that may result in income or gain recognition by the Fund without corresponding current cash receipts. Although the Fund will seek to avoid significant non-cash income, such non-cash income could be recognized by the Fund, in which case the Fund may distribute cash derived from other sources in order to meet the minimum distribution requirements described above.

The foregoing discussion and the discussions in the Prospectus applicable to each shareholder address only some of the federal income tax considerations generally affecting investments in the Fund. Each investor is urged to consult his or her tax advisor regarding federal, state, local and foreign taxes applicable to him or her.


Capital Stock

The authorized capital stock of the Company consists of 22,300,000,000 shares having a par value of $.001 per share. As of the date of this SAI, the Company's Board of Directors has authorized the issuance of eleven series of shares. The Board of Directors may, in the future, authorize the issuance of other series of capital stock representing shares of additional investment portfolios or funds.

Although the Company is not required to hold regular annual shareholder meetings, occasional annual or special meetings may be required for purposes such as electing and removing Directors, approving advisory contracts, and changing the Fund's investment objective or fundamental investment policies.

Voting. All shares of the Company have equal voting rights and will be voted in the aggregate, rather than by fund, unless otherwise required by law (such as when a matter affects only one fund). For example, a change in a fund's fundamental investment policy would be voted upon only by shareholders of such fund. Additionally, approval of an advisory agreement is a matter to be determined separately by fund. Approval by the shareholders of a fund is effective as to that fund whether or not sufficient votes are received from the shareholders of the other investment portfolios to approve the proposal as to those investment portfolios. As used in the Prospectus of the Fund and in this SAI, the term "majority," when referring to approvals to be obtained from shareholders of the Fund, means the vote of the lesser of (i) 67% of the shares of the Fund represented at a meeting if the holders of more than 50% of the outstanding shares of the Fund are present in person or by proxy, or (ii) more than 50% of the outstanding shares of the Fund. The term "majority," when referring to the approvals to be obtained from shareholders of the Company as a whole, means the vote of the lesser of (i) 67% of the Company's shares represented at a meeting if the holders of more than 50% of the Company's outstanding shares are present in person or by proxy, or (ii) more than 50% of the Company's outstanding shares. Shareholders are entitled to one vote for each full share held and fractional votes for fractional shares held.

Shareholders of the Fund are entitled to one vote for each share owned and fractional votes for fractional shares owned. Depending on the terms of a particular Benefit Plan and the matter being submitted to a vote, a sponsor may request direction from individual participants regarding a shareholder vote. The Directors of the Company will vote shares for which they receive no voting instructions in the same proportion as the shares for which they do receive voting instructions.

The Company may dispense with an annual meeting of shareholders in any year in which it is not required to elect Directors under the 1940 Act. However, the Company has undertaken to hold a special meeting of its shareholders for the purpose of voting on the question of removal of a Director or Directors if requested in writing by the holders of at least 10% of the Company's outstanding voting securities, and to assist in communicating with other shareholders as required by Section 16(c) of the 1940 Act.

Each share of the Fund represents an equal proportional interest in the Fund with each other share and is entitled to such dividends and distributions out of the income earned on the assets belonging to the Fund as are declared in the discretion of the Directors. In the event of the liquidation or dissolution of the Company, shareholders of the Fund are entitled to receive the assets attributable to the Fund that are available for distribution, and a distribution of any general assets not attributable to a particular investment portfolio that are available for distribution in such manner and on such basis as the Directors in their sole discretion may determine.

Shareholders are not entitled to any preemptive rights. All shares, when issued, will be fully paid and non-assessable by the Company.

Additional Information on the Fund

The Company provides annual and semi-annual reports to all shareholders. The annual reports contain audited financial statements and other information about the Funds including additional information on performance. Shareholders may obtain a copy of the Company's most recent annual report without charge by phoning 1-888-204-3956.

The Registration Statement of the Company, including the Prospectus for each of the Company's funds, the SAI and the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C. Statements contained in a Prospectus or the SAI as to the contents of any contract or other document referred to herein or in a Prospectus are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by such reference.

No person has been authorized to give any information or to make any representations other than those contained in this Prospectus and in the Company's official sales literature in connection with the offer of the Fund's shares and, if given or made, such other information or representations must not be relied upon as having been authorized by the Company. This Prospectus does not constitute an offer in any state in which, or to any person to whom, such offering may not lawfully be made.

                                    APPENDIX

                               INVESTMENT RATINGS

The following describes how three of the major rating agencies classify their investment ratings. Ratings of debt securities represent the rating agency's opinion regarding their quality, and are not a guarantee of quality. Credit ratings attempt to evaluate the safety of principal and interest payments, and do not evaluate the risks of fluctuations in market value. Furthermore, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than the rating indicates. Subsequent to purchase by a Master Portfolio, the rating of a debt security may be reduced below the minimum rating required for initial purchase by the Master Portfolio or the security may cease to be rated. BGFA will consider either such event in determining whether a Master Portfolio should continue to hold the security. In no event will a Master Portfolio hold more than 5% of its net assets in debt securities rated below "BBB" by S&P or below "Baa" by Moody's or in unrated low quality (below investment grade) debt securities. BGFA does not make any representation that the investment ratings provided by such rating agencies are accurate or complete.


Standard & Poor's Ratings

Bond Ratings. Bonds rated "AAA" have the highest rating assigned by S&P to a debt obligation. Capacity to pay interest and repay principal is extremely strong. Bonds rated "AA" have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree. Bonds rated "A" have a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories. Bonds rated "BBB" by S&P are regarded as having an adequate capacity to pay interest and repay principal. Whereas such bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Commercial Paper Ratings. Commercial paper with the greatest capacity for timely payment is rated "A" by S&P. Issues within this category are further redefined with designations "1," "2" and "3" to indicate the relative degree of safety; "A-1," the highest of the three, indicates the degree of safety is very high.

Moody's Investors Service Ratings

Bond Ratings. Bonds rated "Aaa" by Moody's are judged to be of the best quality. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Bonds rated "Aa" are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long-term risks appear somewhat larger than is the case with "Aaa" securities. Bonds that are rated "A" possess many favorable investment attributes and are to be considered upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future. Bonds that are rated "Baa" by Moody's are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over longer periods of time. Such bonds lack outstanding investment characteristics and, in fact, have speculative characteristics as well.

Commercial Paper Ratings. Moody's employs the designations of "Prime-1," "Prime-2" and "Prime-3" to indicate the relative capacity of the rated issuers to repay punctually. "Prime-1" is the highest commercial paper rating assigned by Moody's. Issuers of "Prime-1" obligations must have a superior capacity for repayment of short-term promissory obligations, and will normally be evidenced by leading market positions in well established industries, high rates of return on funds employed, conservative capitalization structures with moderate reliance on debt and ample asset protection, broad margins in earnings coverage of fixed financial charges and high internal cash generation, and well established access to a range of financial markets and assured sources of alternate liquidity.

Fitch Investors Service Ratings

Bond Ratings. Bonds rated "BBB" by Fitch are considered to be investment grade and of satisfactory quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to weaken this ability than with bonds having higher ratings.

                      BARCLAYS GLOBAL INVESTORS FUNDS, INC.
                           FILE NO. 33-54126; 811-7332

                                     PART C

                                OTHER INFORMATION

Item 23.      Exhibits.
              --------


----------------------- ----------------------------------------------------------------------------------------------

Exhibit                 Description
----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------

         (a)                  Restated Articles of Incorporation dated October 31, 1995, incorporated by reference to Post-Effective Amendment No. 11, filed December 1, 1995.
----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------

         (b)                  By-Laws, incorporated by reference to Post-Effective Amendment No. 8, filed
                              June 27, 1995.
----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------

         (c)                  Not applicable.
----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------

         (d)                  Investment Advisory Contract between Barclays Global Fund Advisors ("BGFA")
                              and Barclays Global Investors Funds, Inc. ("BGIF"), on behalf of the Motley
                              Fool 50 Index Fund, dated [_________], [to be filed.]
----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------

         (e)                  Amended and Restated Distribution Agreement between Stephens Inc.
                              ("Stephens") and BGIF on behalf of the Funds, dated February 16, 1996, incorporated by reference to Post-Effective Amendment No. 13, filed June 28,
                              1996.
----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------

         (f)                  Not applicable.
----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------

         (g)                  Custody Agreement between Investors Bank & Trust Company ("IBT") and BGIF on behalf of the Funds,  dated  October 21, 1996,  as
                              amended November 15, 2000, [to be filed.]
----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------

        (h)(1)                Transfer Agency and Service  Agreement between IBT
                              and BGIF on behalf of the  Funds,  dated  February
                              27, 1998,  as amended  November  15, 2000,  [to be
                              filed.]
----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------

        (h)(2)                Shareholder Servicing Plan and Form of Shareholder Servicing Agreement for
                              the Asset Allocation, Bond Index, Money Market, Motley Fool 50 Index, and S&P
                              500  Stock  Funds,  dated  February  1,  1994,  as
                              amended November 15, 2000, [to be filed.]
----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------

        (h)(3)                Shareholder Servicing Plan and Form of Shareholder
                              Servicing   Agreement  for  the  LifePath  Income,
                              LifePath 2010,  LifePath  2020,  LifePath 2030 and
                              LifePath  2040  Funds,  dated March 15,  1996,  as
                              amended   October  28,   1998,   incorporated   by
                              reference  to  Post-Effective  Amendment  No.  18,
                              filed November 20, 1998.
----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------

        (h)(4)                Co-Administration Agreement among Stephens Inc., Barclays Global Investors,
                              N.A. ("BGI") and BGIF on behalf of the Funds, dated October 21, 1996, as amended November 15, 2000, [to be filed.]
----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------

        (h)(5)                Sub-Administration  Agreement  among BGI,  IBT and
                              BGIF on behalf of the  Funds,  dated  October  21,
                              1996,  incorporated by reference to Post-Effective
                              Amendment No. 14, filed June 30, 1997.
----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------

        (h)(6)                Service Agreement  between Merrill Lynch,  Pierce,
                              Fenner & Smith  Incorporated and BGIF on behalf of
                              the Funds,  dated December 31, 1997,  incorporated
                              by reference to  Post-Effective  Amendment No. 16,
                              filed July 2, 1998.
----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------

        (h)(7)                Financial   Services   Agreement  between  Merrill
                              Lynch,  Pierce,  Fenner & Smith  Incorporated  and
                              BGIF on behalf of the Funds,  dated  December  31,
                              1997,  incorporated by reference to Post-Effective
                              Amendment No. 16, filed July 2, 1998.
----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------

        (h)(8)                Sub-Licensing Agreement between BGI and BGIF on behalf of the Motley Fool 50
                              Index Fund, dated [_________], [to be filed.]
----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------

         (i)                  Opinion and Consent of Counsel, filed herewith.
----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------

        (j)(1)                Powers of Attorney for Jack S. Euphrat, R. Greg Feltus and W. Rodney Hughes,
                              incorporated by reference to Post-Effective Amendment No. 14, filed June 30,
                              1997.
----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------

        (j)(2)                Power of Attorney for Leo Soong, incorporated by reference to Post-Effective
                              Amendment No. 23, filed June 30, 2000.
----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------

         (k)                  Not applicable
----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------

         (l)                  Not applicable
----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------

         (m)                  Distribution  Plan  dated  October  28,  1998,  on
                              behalf  of  the  Asset  Allocation,  Institutional
                              Money  Market,  LifePath  Income,  LifePath  2010,
                              LifePath  2020,  LifePath  2030 and LifePath  2040
                              Funds, incorporated by reference to Post-Effective
                              Amendment No. 22, filed July 30, 1999.
----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------

         (n)                  Rule 18f-3 Multi-Class Plan, incorporated by reference to Post-Effective
                              Amendment No. 22, filed July 30, 1999.
----------------------- ----------------------------------------------------------------------------------------------
----------------------- ----------------------------------------------------------------------------------------------

         (p)                  Code of Ethics of Barclays Global Investors Funds, Inc. and Master Investment
                              Portfolio, [to be filed.]
----------------------- ----------------------------------------------------------------------------------------------

Item 24.      Persons Controlled by or Under Common Control with the Fund
              -----------------------------------------------------------

         No person is controlled by or under common control with the Motley Fool 50 Index Fund.

         As of January 31, 2001, each Fund listed below owned the following percentages of the outstanding beneficial interests of the corresponding Master Portfolios of Master Investment Portfolio. As such, each of these Funds could be considered a controlling person of the corresponding Master Portfolio for purposes of the 1940 Act, with the exception of the Institutional Money Market Fund.

--------------------------------------------- ------------------------------------------------------ --------------------
                                                                                                     Percentage
                                              Corresponding                                          of beneficial
Fund                                                            Master Portfolio                     interests held
--------------------------------------------- ------------------------------------------------------ --------------------
--------------------------------------------- ------------------------------------------------------ --------------------

Asset Allocation Fund                         Asset Allocation Master Portfolio (MIP)                      [___%]
--------------------------------------------- ------------------------------------------------------ --------------------
--------------------------------------------- ------------------------------------------------------ --------------------
Bond Index Fund                               Bond Index Master Portfolio (MIP)                            [___%]
--------------------------------------------- ------------------------------------------------------ --------------------
--------------------------------------------- ------------------------------------------------------ --------------------
Institutional Money Market Fund               Money Market Master Portfolio (MIP)                          [___%]
--------------------------------------------- ------------------------------------------------------ --------------------
--------------------------------------------- ------------------------------------------------------ --------------------
LifePath Income Fund                          LifePath Income Master Portfolio (MIP)                       [___%]
--------------------------------------------- ------------------------------------------------------ --------------------
--------------------------------------------- ------------------------------------------------------ --------------------
LifePath 2010 Fund                            LifePath 2010 Master Portfolio (MIP)                         [___%]
--------------------------------------------- ------------------------------------------------------ --------------------
--------------------------------------------- ------------------------------------------------------ --------------------
LifePath 2020 Fund                            LifePath 2020 Master Portfolio (MIP)                         [___%]
--------------------------------------------- ------------------------------------------------------ --------------------
--------------------------------------------- ------------------------------------------------------ --------------------
LifePath 2030 Fund                            LifePath 2030 Master Portfolio (MIP)                         [___%]
--------------------------------------------- ------------------------------------------------------ --------------------
--------------------------------------------- ------------------------------------------------------ --------------------
LifePath 2040 Fund                            LifePath 2040 Master Portfolio (MIP)                         [___%]
--------------------------------------------- ------------------------------------------------------ --------------------
--------------------------------------------- ------------------------------------------------------ --------------------
Money Market Fund                             Money Market Master Portfolio (MIP)                          [___%]
--------------------------------------------- ------------------------------------------------------ --------------------
--------------------------------------------- ------------------------------------------------------ --------------------
S&P 500 Stock Fund                            S&P 500 Index Master Portfolio (MIP)                         [___%]
--------------------------------------------- ------------------------------------------------------ --------------------


Item 25.      Indemnification.
              ---------------

         The following paragraphs of Article VIII of the Registrant's Articles of Incorporation provide:

         (h) The Corporation shall indemnify (1) its Directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by the General Laws of the State of Maryland now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (2) its other employees and agents to such extent as shall be authorized by the Board of Directors or the Corporation's By-Laws and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such By-Laws, resolutions or contracts implementing such provisions or such further indemnification arrangements as may be permitted by law. No amendment of these Articles of Incorporation of the Corporation shall limit or eliminate the right to indemnification provided hereunder with respect to acts or omissions occurring prior to such amendment or repeal. Nothing contained herein shall be construed to authorize the Corporation to indemnify any Director or officer of the Corporation against any liability to the Corporation or to any holders of securities of the Corporation to which he is subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. Any indemnification by the Corporation shall be consistent with the requirements of law, including the 1940 Act.

                  (i) To the fullest extent permitted by Maryland statutory and decisional law and the 1940 Act, as amended or interpreted, no Director or officer of the Corporation shall be personally liable to the Corporation or its stockholders for money damages; provided, however, that nothing herein shall be construed to protect any Director or officer of the Corporation against any liability to which such Director or officer would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office. No amendment, modification or repeal of this Article VIII shall adversely affect any right or protection of a Director or officer that exists at the time of such amendment, modification or repeal.


Item 26.      Business and Other Connections of Investment Adviser.
              ----------------------------------------------------

         BGFA, a wholly-owned subsidiary of BGI, serves as the investment advisor to the Motley Fool 50 Index Fund. The other Funds of BGIF are feeder funds that invest all of their currently do not retain an investment adviser. However, the corresponding MIP Master Portfolio to each such Fund is advised by BGFA. BGFA's business is that of a registered investment adviser to certain open-end, management investment companies and various other institutional investors.

         Each of the directors and executive officers of BGFA will also have substantial responsibilities as directors and/or officers of BGI. To the knowledge of the Registrant, except as set forth below, none of the directors or executive officers of BGFA is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.


----------------------------------- ------------------------------------------------------------------------------
Name and Position                          Principal Business(es) During at
at BGFA                                    Least the Last Two Fiscal Years
----------------------------------- ------------------------------------------------------------------------------
----------------------------------- ------------------------------------------------------------------------------
Patricia Dunn                              Director of BGFA and C-Chairman and Director of BGI
Director                                   45 Fremont Street, San Francisco, CA 94105

----------------------------------- ------------------------------------------------------------------------------
----------------------------------- ------------------------------------------------------------------------------
Lawrence G. Tint                           Chairman of the Board of Directors of BGFA
Chairman and Director                      and Chief Executive Officer of BGI
                                           45 Fremont Street, San Francisco, CA  94105

----------------------------------- ------------------------------------------------------------------------------
----------------------------------- ------------------------------------------------------------------------------
Geoffrey Fletcher                          Chief Financial Officer of BGFA and BGI since May 1997
Chief Financial Officer                    45 Fremont Street, San Francisco, CA 94105
                                           Managing Director and Principal Accounting Officer at
                                           Bankers Trust Company from 1988 - 1997
                                           505 Market Street, San Francisco, CA  94105

----------------------------------- ------------------------------------------------------------------------------


Item 27.  Principal Underwriters.
          ----------------------

         (a) Stephens Inc., distributor for the Registrant, does not presently act as investment adviser for any other registered investment companies, but does act as distributor for Nations Fund Trust, Nations Fund, Inc., Nations Reserves, Nations LifeGoal Funds, Inc., Nations Funds Trust,
Wells Fargo Funds Trust and Wells Fargo Variable Trust and is the exclusive placement agent for Wells Fargo Core Trust, Nations Master Investment Trust, and Master Investment Portfolio, all of which are registered open-end management investment companies, and has acted as principal underwriter for the Liberty Term Trust, Inc., Nations Government Income Term Trust 2003, Inc., Nations Government Income Term Trust 2004, Inc., Nations Balanced Target Maturity Fund, Inc., and Hatteras Income Securities, Inc., closed-end management investment companies.

         (b) Information with respect to each director and officer of the principal underwriter is incorporated by reference to Form ADV filed by Stephens Inc. with the SEC pursuant to the 1940
                  Act (file No. 501-15510).

         (c)      Not applicable.


Item 28.  Location of Accounts and Records.
          --------------------------------

         (a) The Registrant maintains accounts, books and other documents required by Section 31(a) of the Investment Company Act of 1940 and the rules thereunder (collectively, "Records") at the offices of Stephens Inc., 111 Center Street, Little Rock, Arkansas 72201.

         (b) BGFA and BGI maintain all Records relating to their services as adviser and co-administrator, respectively, at 45 Fremont Street, San Francisco, California 94105.

         (c) Stephens Inc. maintains all Records relating to its services as sponsor, co- administrator and distributor at 111 Center Street, Little Rock, Arkansas 72201.

         (d)      IBT   maintains   all  Records   relating   to  its   services
                  as sub-administrator and custodian at 89 South Street, Boston, Massachusetts 02111.


Item 29.  Management Services.
          -------------------

         Other than as set forth under the caption "Management" in the Statements of Additional Information constituting Part B of this Registration Statement, the Registrant is not a party to any management-related service contract.


Item 30.  Undertakings.
          ------------

         Not Applicable.

                                   SIGNATURES

            Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(a) under the Securities Act of 1933 and has duly caused this Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Little Rock, State of Arkansas on the 22nd day of November, 2000.

                                           BARCLAYS GLOBAL INVESTORS FUNDS, INC.


                                           By:_____________________
                                              Richard H. Blank, Jr.
                                              Secretary and Treasurer
                                             (Principal Financial Officer)

            Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 24 to the Registration Statement on Form N-1A has been signed below by the following persons in the capacities and on the date indicated:



      Signature                                   Title

                     *                            Director, Chairman and President     11/22/00
      ------------------------------              (Principal Executive Officer)
      (R. Greg Feltus)


      ------------------------------              Secretary and Treasurer              11/22/00
      (Richard H. Blank, Jr.)                     (Principal Financial Officer)

                     *
      ------------------------------              Director                             11/22/00
      (Jack S. Euphrat)

                     *
      ------------------------------              Director                             11/22/00
      (W. Rodney Hughes)

                     *
      ------------------------------              Director                             11/22/00
      (Leo Soong)

*By:
      ------------------------------
          Richard H. Blank, Jr.
          As Attorney-in-Fact
          November 22, 2000


                      BARCLAYS GLOBAL INVESTORS FUNDS, INC.
                        SEC FILE Nos. 33-54126; 811-7332

                                  EXHIBIT INDEX


Exhibit Number                        Description

Exhibit (i)          Opinion and Consent of Counsel - Morrison & Foerster LLP

                     [MORRISON & FOERSTER LLP LETTERHEAD]











                                November 22, 2000


Barclays Global Investors Funds, Inc.
111 Center Street
Little Rock, AR  72201


         Re:   Shares of Common Stock of Barclays Global Investors Funds, Inc.
               ---------------------------------------------------------------

Ladies/Gentlemen:

We refer to Post-Effective Amendment No. 24 and Amendment No. 28 to the Registration Statement on Form N-1A (SEC File Nos. 33-54126 and 811-7332) (the "Registration Statement") of Barclays Global Investors Funds Inc. (the
"Company") relating to the registration of an indefinite number of shares of common stock of the Company (collectively, the "Shares").
We have been requested by the Company to furnish this opinion as Exhibit (i) to the Registration Statement. We have examined the documents relating to the organization of the Company and its series and the authorization and issuance of shares of its series. We have also verified with the Company's transfer agent the maximum number of shares issued during the last fiscal year. Based upon and subject to the foregoing, we are of the opinion that:
The issuance and sale of the Shares by the Company has been duly and validly authorized by all appropriate corporate action, and assuming delivery by sale or in accord with the Company's dividend reinvestment plan in accordance with the description set forth in the Funds' current prospectuses, the Shares will be validly issued, fully paid and nonassessable by the Company. We consent to the inclusion of this opinion as an exhibit to the Registration Statement.

In addition, we hereby consent to the use of our name and to the reference to our firm under the caption "Legal Counsel" in the Statement of Additional Information, which is included as part of this Registration Statement.


                                                     Very truly yours,

                                                   /s/ MORRISON & FOERSTER LLP

                                                     MORRISON & FOERSTER LLP